UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                    DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Large Cap Value Equity Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
COMMON STOCK [97.0%]
   AEROSPACE & DEFENSE [4.7%]
   General Dynamics                                      9,000   $           499
   Goodrich                                             16,400               819
   Lockheed Martin                                       9,500               766
   Northrop Grumman                                     14,500               662
   Raytheon                                             22,700             1,009
                                                                 ---------------
   TOTAL AEROSPACE & DEFENSE                                               3,755
                                                                 ===============
   AIR FREIGHT & LOGISTICS [0.7%]
   FedEx                                                 9,600               534
                                                                 ===============
   BEVERAGES [3.5%]
   Coca-Cola                                            24,700             1,185
   Coca-Cola Enterprises                                25,200               420
   Molson Coors Brewing, Cl B                           15,400               652
   Pepsi Bottling Group                                 17,300               585
                                                                 ---------------
   TOTAL BEVERAGES                                                         2,842
                                                                 ===============
   BIOTECHNOLOGY [1.3%]
   Amgen *                                               9,000               476
   Genzyme - General Division *                         10,000               557
                                                                 ---------------
   TOTAL BIOTECHNOLOGY                                                     1,033
                                                                 ===============
   CAPITAL MARKETS [5.2%]
   Bank of New York Mellon                              36,900             1,082
   Goldman Sachs Group                                  11,200             1,651
   Morgan Stanley                                       27,700               790
   State Street                                         15,000               708
                                                                 ---------------
   TOTAL CAPITAL MARKETS                                                   4,231
                                                                 ===============
   CHEMICALS [2.4%]
   Dow Chemical                                         36,000               581
   EI Du Pont de Nemours                                28,500               730
   PPG Industries                                       14,000               615
                                                                 ---------------
   TOTAL CHEMICALS                                                         1,926
                                                                 ===============
   COMMERCIAL BANKS [4.9%]
   BB&T                                                 21,100               464
   PNC Financial Services Group                          7,300               283
   US Bancorp                                           49,000               878
   Wells Fargo                                          94,960             2,304
                                                                 ---------------
   TOTAL COMMERCIAL BANKS                                                  3,929
                                                                 ===============
   COMPUTERS & PERIPHERALS [3.9%]
   EMC *                                                15,000               196
   Hewlett-Packard                                      36,600             1,415
   IBM                                                  12,800             1,337
   Lexmark International, Cl A *                        12,000               190
                                                                 ---------------
   TOTAL COMPUTERS & PERIPHERALS                                           3,138
                                                                 ===============
   CONSTRUCTION & ENGINEERING [0.4%]
   Fluor                                                 5,800               297
                                                                 ===============

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   CONTAINERS & PACKAGING [0.7%]
   Ball                                                 13,200   $           596
                                                                 ===============
   DIVERSIFIED FINANCIAL SERVICES [4.3%]
   Bank of America                                      48,000               634
   JPMorgan Chase                                       83,200             2,838
                                                                 ---------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                    3,472
                                                                 ===============
   DIVERSIFIED TELECOMMUNICATION SERVICES [7.0%]
   AT&T                                                136,917             3,401
   Verizon Communications                               73,509             2,259
                                                                 ---------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            5,660
                                                                 ===============
   ELECTRIC UTILITIES [4.9%]
   Allegheny Energy                                     14,000               359
   American Electric Power                              13,000               376
   Edison International                                 32,600             1,026
   Entergy                                               6,800               527
   FirstEnergy                                           7,600               294
   FPL Group                                            10,200               580
   PPL                                                  24,100               794
                                                                 ---------------
   TOTAL ELECTRIC UTILITIES                                                3,956
                                                                 ===============
   ELECTRICAL EQUIPMENT [1.1%]
   Corning                                              37,100               596
   Emerson Electric                                     10,200               330
                                                                 ---------------
   TOTAL ELECTRIC EQUIPMENT                                                  926
                                                                 ===============
   ENERGY EQUIPMENT & SERVICES [0.2%]
   National Oilwell Varco *                              5,500               180
                                                                 ===============
   FOOD & STAPLES RETAILING [4.1%]
   CVS                                                  20,700               660
   Kroger                                               30,800               679
   Safeway                                              21,400               436
   Wal-Mart Stores                                      31,000             1,501
                                                                 ---------------
   TOTAL FOOD & STAPLES RETAILING                                          3,276
                                                                 ===============
   FOOD PRODUCTS [2.3%]
   Archer-Daniels-Midland                               22,400               600
   ConAgra Foods                                        12,500               238
   General Mills                                        13,200               739
   Sara Lee                                             27,000               264
                                                                 ---------------
   TOTAL FOOD PRODUCTS                                                     1,841
                                                                 ===============
   HEALTH CARE EQUIPMENT & SUPPLIES [2.6%]
   Baxter International                                 23,100             1,224
   Becton Dickinson                                      5,500               392
   Covidien                                             12,800               479
                                                                 ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  2,095
                                                                 ===============
   HEALTH CARE PROVIDERS & SERVICES [2.5%]
   Aetna                                                27,600               691


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Large Cap Value Equity Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   Cigna                                                28,500   $           687
   McKesson                                             15,000               660
                                                                 ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                  2,038
                                                                 ===============
   HOTELS, RESTAURANTS & LEISURE [1.1%]
   Carnival                                             14,300               368
   Darden Restaurants                                   17,000               561
                                                                 ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                       929
                                                                 ===============
   HOUSEHOLD DURABLES [0.5%]
   Whirlpool                                             8,700               370
                                                                 ===============
   HOUSEHOLD PRODUCTS [1.8%]
   Procter & Gamble                                     28,500             1,456
                                                                 ===============
   INDUSTRIAL CONGLOMERATES [1.4%]
   General Electric                                     63,500               744
   Tyco International                                   13,600               354
                                                                 ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                          1,098
                                                                 ===============
   INSURANCE [7.2%]
   ACE                                                  24,600             1,088
   Aflac                                                16,000               498
   Assurant                                             21,800               525
   Chubb                                                27,100             1,081
   MetLife                                              24,406               732
   Prudential Financial                                  7,800               290
   Travelers                                            27,000             1,108
   Unum Group                                           30,000               476
                                                                 ---------------
   TOTAL INSURANCE                                                         5,798
                                                                 ===============
   IT SERVICES [0.4%]
   Western Union                                        20,000               328
                                                                 ===============
   LIFE SCIENCES TOOLS & SERVICES [0.3%]
   PerkinElmer                                          15,000               261
                                                                 ===============
   MACHINERY [1.3%]
   Caterpillar                                          10,600               350
   Eaton                                                 8,400               375
   Parker Hannifin                                       7,700               331
                                                                 ---------------
   TOTAL MACHINERY                                                         1,056
                                                                 ===============
   MEDIA [4.2%]
   CBS, Cl B                                            31,250               216
   Comcast, Cl A                                        48,200               699
   Omnicom Group                                        14,700               464
   Time Warner                                          27,933               704
   Time Warner Cable, Cl A                               7,011               222
   Viacom, Cl B *                                       23,000               522
   Walt Disney                                          25,000               583
                                                                 ---------------
   TOTAL MEDIA                                                             3,410
                                                                 ===============

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   METALS & MINING [0.5%]
   United States Steel                                  12,000   $           429
                                                                 ===============
   MULTILINE RETAIL [0.8%]
   Target                                               15,500               612
                                                                 ===============
   MULTI-UTILITIES [3.3%]
   Dominion Resources                                   13,700               458
   PG&E                                                 20,300               780
   Public Service Enterprise Group                      22,100               721
   Sempra Energy                                        14,000               695
                                                                 ---------------
   TOTAL MULTI-UTILITIES                                                   2,654
                                                                 ===============
   OIL, GAS & CONSUMABLE FUELS [2.9%]
   Chevron                                               8,240               546
   ConocoPhillips                                       10,580               445
   Occidental Petroleum                                 20,000             1,316
                                                                 ---------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       2,307
                                                                 ===============
   PAPER & FOREST PRODUCTS [0.4%]
   MeadWestvaco                                         20,400               335
                                                                 ===============
   PHARMACEUTICALS [6.3%]
   Abbott Laboratories                                  21,700             1,021
   Bristol-Myers Squibb                                 66,000             1,340
   Eli Lilly                                            16,000               554
   Merck                                                23,100               646
   Pfizer                                              104,000             1,560
                                                                 ---------------
   TOTAL PHARMACEUTICALS                                                   5,121
                                                                 ===============
   ROAD & RAIL [2.9%]
   CSX                                                  31,400             1,087
   Norfolk Southern                                     12,600               475
   Union Pacific                                        14,500               755
                                                                 ---------------
   TOTAL ROAD & RAIL                                                       2,317
                                                                 ===============
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT [1.2%]
   Texas Instruments                                    44,900               956
                                                                 ===============
   SOFTWARE [1.1%]
   Microsoft                                            37,500               891
                                                                 ===============
   SPECIALTY RETAIL [1.6%]
   Best Buy                                             12,200               408
   Lowe's                                               22,500               437
   Sherwin-Williams                                      8,200               441
                                                                 ---------------
   TOTAL SPECIALTY RETAIL                                                  1,286
                                                                 ===============


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Large Cap Value Equity Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   TEXTILES, APPAREL & LUXURY GOODS [1.1%]
   Nike, Cl B                                           17,900   $           927
                                                                 ---------------
      TOTAL COMMON STOCK
      (Cost $94,460)                                                      78,266
                                                                 ===============
CASH EQUIVALENTS [3.3%]
   Fidelity Institutional Domestic Money
      Market Portfolio, Cl I, 0.520% **              1,310,652             1,311
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.200% **                     1,355,328             1,355
                                                                 ---------------
      TOTAL CASH EQUIVALENTS
      (Cost $2,666)                                                        2,666
                                                                 ===============
      TOTAL INVESTMENTS [100.3%]
      (Cost $97,126)+                                            $        80,932
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $80,668 ($ THOUSANDS).

+ AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $97,207 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,348 ($ THOUSANDS) AND $(20,623) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

CL -- CLASS

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE (000):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   COMMON STOCK                   $78,266     $--       $--     $78,266
   CASH EQUIVALENTS                 2,666      --        --       2,666
                                  -------     ---       ---     -------
TOTAL INVESTMENTS IN SECURITIES   $80,932     $--       $--     $80,932
                                  =======     ===       ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Large Cap Growth Equity Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
COMMON STOCK [97.1%]
   AEROSPACE & DEFENSE [2.8%]
   Boeing                                                6,000   $           255
   L-3 Communications Holdings, Cl 3                     3,000               208
   Lockheed Martin                                       3,300               266
   Precision Castparts                                   3,600               263
                                                                 ---------------
   TOTAL AEROSPACE & DEFENSE                                                 992
                                                                 ===============
   AIR FREIGHT & LOGISTICS [0.7%]
   Expeditors International of Washington                7,700               257
                                                                 ===============
   BEVERAGES [2.7%]
   Coca-Cola                                             5,800               278
   PepsiCo                                              12,200               671
                                                                 ---------------
   TOTAL BEVERAGES                                                           949
                                                                 ===============
   BIOTECHNOLOGY [4.7%]
   Amgen *                                               4,000               212
   Biogen Idec *                                         4,600               207
   Celgene *                                             7,000               335
   Genzyme - General Division *                          6,500               362
   Gilead Sciences *                                    11,400               534
                                                                 ---------------
   TOTAL BIOTECHNOLOGY                                                     1,650
                                                                 ===============
   CAPITAL MARKETS [3.5%]
   Franklin Resources                                    4,500               324
   Goldman Sachs Group                                   4,000               590
   T Rowe Price Group                                    7,000               292
                                                                 ---------------
   TOTAL CAPITAL MARKETS                                                   1,206
                                                                 ===============
   CHEMICALS [0.9%]
   Monsanto                                              4,200               312
                                                                 ===============
   COMMERCIAL SERVICES & SUPPLIES [0.5%]
   Pitney Bowes                                          2,100                46
   RR Donnelley & Sons                                   9,900               115
                                                                 ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                      161
                                                                 ===============
   COMMUNICATIONS EQUIPMENT [3.7%]
   Harris                                                5,100               145
   Qualcomm                                             25,500             1,152
                                                                 ---------------
   TOTAL COMMUNICATIONS EQUIPMENT                                          1,297
                                                                 ===============
   COMPUTERS & PERIPHERALS [6.8%]
   Apple *                                               5,375               766
   Hewlett-Packard                                      13,723               530
   IBM                                                  10,200             1,065
                                                                 ---------------
   TOTAL COMPUTERS & PERIPHERALS                                           2,361
                                                                 ===============
   CONSTRUCTION & ENGINEERING [1.0%]
   Fluor                                                 3,500               179

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   Jacobs Engineering Group *                            3,700   $           156
                                                                 ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                          335
                                                                 ===============
   DIVERSIFIED FINANCIAL SERVICES [0.9%]
   CME Group, Cl A                                       1,000               311
                                                                 ===============
   ELECTRIC UTILITIES [0.3%]
   Edison International                                  3,100                98
                                                                 ===============
   ENERGY EQUIPMENT & SERVICES [4.3%]
   Baker Hughes                                          4,500               164
   ENSCO International                                  10,300               359
   Noble                                                 8,000               242
   Schlumberger                                         11,300               612
   Smith International                                   4,700               121
                                                                 ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                       1,498
                                                                 ===============
   FOOD & STAPLES RETAILING [2.5%]
   Wal-Mart Stores                                      18,075               876
                                                                 ===============
   FOOD PRODUCTS [1.8%]
   Campbell Soup                                         3,500               103
   General Mills                                         4,300               241
   Kellogg                                               5,700               265
                                                                 ---------------
   TOTAL FOOD PRODUCTS                                                       609
                                                                 ===============
   HEALTH CARE EQUIPMENT & SUPPLIES [3.1%]
   Bard (C.R.)                                           3,200               238
   Baxter International                                  5,000               265
   Stryker                                               9,300               369
   Zimmer Holdings *                                     4,900               209
                                                                 ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  1,081
                                                                 ===============
   HEALTH CARE PROVIDERS & SERVICES [2.4%]
   DaVita *                                              3,400               168
   McKesson                                              4,300               189
   UnitedHealth Group                                   18,700               467
                                                                 ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                    824
                                                                 ===============
   HOUSEHOLD PRODUCTS [4.1%]
   Colgate-Palmolive                                     9,400               665
   Procter & Gamble                                     15,102               772
                                                                 ---------------
   TOTAL HOUSEHOLD PRODUCTS                                                1,437
                                                                 ===============
   INSURANCE [0.6%]
   Aflac                                                 6,600               205
                                                                 ===============
   INTERNET & CATALOG RETAIL [1.1%]
   Amazon.Com *                                          4,400               368
                                                                 ===============
   INTERNET SOFTWARE & SERVICES [5.3%]
   eBay *                                               30,575               524


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Large Cap Growth Equity Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   Google, Cl A *                                        2,600   $         1,096
   Yahoo! *                                             15,000               235
                                                                 ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                      1,855
                                                                 ===============
   IT SERVICES [0.7%]
   Cognizant Technology Solutions, Cl A *                6,700               179
   Western Union                                         4,800                79
                                                                 ---------------
   TOTAL IT SERVICES                                                         258
                                                                 ===============
   MACHINERY [2.2%]
   Caterpillar                                          10,700               354
   Cummins                                               4,100               144
   Danaher                                               4,100               253
                                                                 ---------------
   TOTAL MACHINERY                                                           751
                                                                 ===============
   MEDIA [2.2%]
   Comcast, Cl A                                        18,150               263
   DIRECTV Group *                                      12,700               314
   Omnicom Group                                         6,000               189
                                                                 ---------------
   TOTAL MEDIA                                                               766
                                                                 ===============
   METALS & MINING [1.5%]
   Freeport-McMoRan Copper & Gold                        7,000               351
   Nucor                                                 4,200               186
                                                                 ---------------
   TOTAL METALS & MINING                                                     537
                                                                 ===============
   MULTILINE RETAIL [0.7%]
   Kohl's *                                              1,900                81
   Target                                                4,000               158
                                                                 ---------------
   TOTAL MULTILINE RETAIL                                                    239
                                                                 ===============
   OIL, GAS & CONSUMABLE FUELS [15.4%]
   Apache                                                3,300               238
   Chesapeake Energy                                     6,800               135
   Chevron                                              18,000             1,192
   EOG Resources                                         4,900               333
   Exxon Mobil                                          32,000             2,237
   Hess                                                  2,800               150
   Occidental Petroleum                                  8,200               540
   Southwestern Energy *                                 5,000               194
   XTO Energy                                            9,400               359
                                                                 ---------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       5,378
                                                                 ===============
   PERSONAL PRODUCTS [0.6%]
   Avon Products                                         8,300               214
                                                                 ===============
   PHARMACEUTICALS [3.9%]
   Abbott Laboratories                                   5,000               235
   Allergan                                              3,600               171
   Johnson & Johnson                                    16,664               947
                                                                 ---------------
   TOTAL PHARMACEUTICALS                                                   1,353
                                                                 ===============

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   PROFESSIONAL SERVICES [0.6%]
   Robert Half International                             8,400   $           198
                                                                 ===============
   ROAD & RAIL [0.2%]
   CSX                                                   2,300                80
                                                                 ===============
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT [1.4%]
   MEMC Electronic Materials *                           9,500               169
   Texas Instruments                                    14,400               307
                                                                 ---------------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT                                                              476
                                                                 ===============
   SOFTWARE [9.5%]
   Adobe Systems *                                       6,000               170
   Autodesk *                                           13,100               248
   Microsoft                                            62,180             1,478
   Oracle                                               43,265               927
   Symantec *                                           31,300               487
                                                                 ---------------
   TOTAL SOFTWARE                                                          3,310
                                                                 ===============
   SPECIALTY RETAIL [2.0%]
   Autozone *                                            2,500               378
   Best Buy                                              4,200               141
   GameStop, Cl A *                                      8,100               178
                                                                 ---------------
   TOTAL SPECIALTY RETAIL                                                    697
                                                                 ===============
   TEXTILES, APPAREL & LUXURY GOODS [2.0%]
   Coach                                                18,100               486
   Nike, Cl B                                            4,300               223
                                                                 ---------------
   TOTAL TEXTILES, APPAREL & LUXURY GOODS                                    709
                                                                 ===============
   THRIFTS & MORTGAGE FINANCE [0.3%]
   Hudson City Bancorp                                   8,000               106
                                                                 ===============
   WIRELESS TELECOMMUNICATION SERVICES [0.2%]
   American Tower, Cl A *                                2,300                73
                                                                 ===============
      TOTAL COMMON STOCK
      (Cost $37,526)                                                      33,827
                                                                 ===============
CASH EQUIVALENTS [3.0%]
   Fidelity Institutional Domestic Money
      Market Portfolio, Cl I, 0.520% **                525,834               526


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Large Cap Growth Equity Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.200% **                       510,779   $           511
                                                                 ---------------
      TOTAL CASH EQUIVALENTS
      (Cost $1,037)                                                        1,037
                                                                 ===============
      TOTAL INVESTMENTS [100.1%]
      (Cost $38,563) +                                           $        34,864
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $34,831 ($ THOUSANDS).

+ AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $38,563 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,024 ($ THOUSANDS) AND $(6,723) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

CL -- CLASS

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE (000):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   COMMON STOCK                   $33,827     $--       $--     $33,827
   CASH EQUIVALENTS                 1,037      --        --       1,037
                                  -------     ---       ---     -------
TOTAL INVESTMENTS IN SECURITIES   $34,864     $--       $--     $34,864
                                  =======     ===       ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

RCB Small Cap Value Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
COMMON STOCK [89.3%]
   AUTO COMPONENTS [2.1%]
   Autoliv                                              14,300   $           411
                                                                 ===============
   CHEMICALS [9.1%]
   Nalco Holding                                        43,200               728
   Spartech                                            110,600             1,016
                                                                 ---------------
   TOTAL CHEMICALS                                                         1,744
                                                                 ===============
   CONSTRUCTION MATERIALS [2.2%]
   Eagle Materials                                      17,000               429
                                                                 ===============
   DIVERSIFIED CONSUMER SERVICES [5.5%]
   Coinstar *                                           10,500               280
   Washington Post, Cl B                                 2,200               775
                                                                 ===============
   TOTAL DIVERSIFIED CONSUMER SERVICES                                     1,055
                                                                 ===============
   ENERGY EQUIPMENT & SERVICES [3.3%]
   Exterran Holdings *                                  16,900               271
   Global Industries *                                  63,800               361
                                                                 ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                         632
                                                                 ===============
   FOOD PRODUCTS [4.1%]
   Ralcorp Holdings *                                   13,000               792
                                                                 ===============
   HOTELS, RESTAURANTS & LEISURE [4.2%]
   Wendy's/Arby's Group, Cl A                          200,039               800
                                                                 ===============
   HOUSEHOLD PRODUCTS [7.4%]
   Central Garden & Pet, Cl A *                        102,300             1,008
   Scotts Miracle-Gro, Cl A                             11,900               417
                                                                 ---------------
   TOTAL HOUSEHOLD PRODUCTS                                                1,425
                                                                 ===============
   INSURANCE [12.5%]
   Alleghany *                                           2,982               808
   First American                                       17,100               443
   White Mountains Insurance Group                       5,000             1,145
                                                                 ---------------
   TOTAL INSURANCE                                                         2,396
                                                                 ===============
   INTERNET & CATALOG RETAIL [3.5%]
   Liberty Media - Interactive, Ser A *                135,000               676
                                                                 ===============
   INTERNET SOFTWARE & SERVICES [3.2%]
   United Online                                        93,000               606
                                                                 ===============
   LIFE SCIENCES TOOLS & SERVICES [4.0%]
   PerkinElmer                                          43,600               759
                                                                 ===============
   MACHINERY [9.6%]
   Actuant, Cl A                                        60,900               743

                                                 Shares/Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Altra Holdings *                                     50,000   $           375
   Crane                                                15,700               350
   IDEX                                                 15,400               378
                                                                 ---------------
   TOTAL MACHINERY                                                         1,846
                                                                 ===============
   MEDIA [10.1%]
   Fisher Communications                                36,247               464
   Liberty Media - Capital, Ser A *                     58,302               791
   Virgin Media                                         73,100               683
                                                                 ---------------
   TOTAL MEDIA                                                             1,938
                                                                 ===============
   REAL ESTATE INVESTMENT TRUSTS [4.6%]
   Chimera Investment                                  251,000               876
                                                                 ===============
   SOFTWARE [3.9%]
   Fair Isaac                                           20,000               309
   PLATO Learning *                                    110,000               440
                                                                 ---------------
   TOTAL SOFTWARE                                                            749
                                                                 ===============
      TOTAL COMMON STOCK
      (Cost $17,916)                                                      17,134
                                                                 ===============
REPURCHASE AGREEMENT (A) [10.7%]
   Morgan Stanley 0.030%, dated 06/30/09,
      to be repurchased on 07/01/09,
      repurchase price $2,046,384
      (collateralized a U.S. Treasury Bond
      par value $1,498,796, 8.000%, 11/15/21;
      with total market value $2,087,313)      $         2,046             2,046
                                                                 ===============
      TOTAL REPURCHASE AGREEMENT
      (Cost $2,046)                                                        2,046
                                                                 ===============
WARRANT [0.0%]
   Barzel Industries,
      Expires 03/07/11 *                                72,000                 2
                                                                 ===============
      TOTAL WARRANT
      (Cost $104)                                                              2
                                                                 ===============
      TOTAL INVESTMENTS [100.0%]
      (Cost $20,066) +                                           $        19,182
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $19,187 ($ THOUSANDS).

+ AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,066 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,686 ($ THOUSANDS) AND $(4,570) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

(A)  TRI-PARTY REPURCHASE AGREEMENT

CL  -- CLASS
SER -- SERIES


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

RCB Small Cap Value Fund

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE (000):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   COMMON STOCK                   $17,134    $   --     $--     $17,134
   WARRANT                              2        --      --           2
   REPURCHASE AGREEMENT                --     2,046      --       2,046
                                  -------    ------     ---     -------
TOTAL INVESTMENTS IN SECURITIES   $17,136    $2,046     $--     $19,182
                                  =======    ======     ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Opportunistic Value Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
COMMON STOCK [96.6%]
   BEVERAGES [2.6%]
   PepsiCo                                              10,500   $           577
                                                                 ===============
   CHEMICALS [1.4%]
   Potash Corp of Saskatchewan                           3,400               316
                                                                 ===============
   COMMERCIAL BANKS [6.7%]
   M&T Bank                                              6,800               346
   US Bancorp                                           41,000               735
   Wells Fargo                                          17,500               425
                                                                 ---------------
   TOTAL COMMERCIAL BANKS                                                  1,506
                                                                 ===============
   COMMERCIAL SERVICES & SUPPLIES [1.0%]
   Avery Dennison                                        8,400               216
                                                                 ===============
   COMMUNICATIONS EQUIPMENT [3.1%]
   Nokia, ADR                                           48,000               700
                                                                 ===============
   COMPUTERS & PERIPHERALS [2.8%]
   Dell *                                               45,500               625
                                                                 ===============
   CONTAINERS & PACKAGING [4.5%]
   Crown Holdings *                                     18,100               437
   Sealed Air                                           30,200               557
                                                                 ---------------
   TOTAL CONTAINERS & PACKAGING                                              994
                                                                 ===============
   DISTRIBUTORS [1.5%]
   Genuine Parts                                        10,000               336
                                                                 ===============
   DIVERSIFIED FINANCIAL SERVICES [3.8%]
   IntercontinentalExchange *                            2,100               240
   Nasdaq OMX Group *                                   29,000               618
                                                                 ---------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                      858
                                                                 ===============
   DIVERSIFIED TELECOMMUNICATION SERVICES [3.0%]
   AT&T                                                 26,700               663
                                                                 ===============
   ELECTRICAL EQUIPMENT [2.4%]
   Baldor Electric                                      22,400               533
                                                                 ===============
   ENERGY EQUIPMENT & SERVICES [4.3%]
   Exterran Holdings *                                  27,800               446
   Unit *                                               19,000               524
                                                                 ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                         970
                                                                 ===============
   FOOD & STAPLES RETAILING [4.6%]
   SUPERVALU                                            37,900               491
   Walgreen                                             18,000               529
                                                                 ---------------
   TOTAL FOOD & STAPLES RETAILING                                          1,020
                                                                 ===============

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   FOOD PRODUCTS [3.0%]
   Del Monte Foods                                      71,000   $           666
                                                                 ===============
   HEALTH CARE EQUIPMENT & SUPPLIES [3.0%]
   Covidien                                             17,900               670
                                                                 ===============
   HEALTH CARE PROVIDERS & SERVICES [9.5%]
   Laboratory Corp of America Holdings *                 6,500               441
   McKesson                                             12,800               563
   Patterson *                                          21,000               456
   Quest Diagnostics                                    11,700               660
                                                                 ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                  2,120
                                                                 ===============
   INDUSTRIAL CONGLOMERATES [3.4%]
   Tyco International                                   29,000               753
                                                                 ===============
   INSURANCE [7.9%]
   Chubb                                                14,000               559
   HCC Insurance Holdings                               32,400               778
   Unum Group                                           26,500               420
                                                                 ---------------
   TOTAL INSURANCE                                                         1,757
                                                                 ===============
   LEISURE EQUIPMENT & PRODUCTS [1.0%]
   Mattel                                               14,300               230
                                                                 ===============
   MEDIA [1.9%]
   Time Warner                                          17,166               432
                                                                 ===============
   METALS & MINING [1.5%]
   Cliffs Natural Resources                             13,700               335
                                                                 ===============
   OFFICE ELECTRONICS [1.1%]
   Xerox                                                37,000               240
                                                                 ===============
   OIL, GAS & CONSUMABLE FUELS [11.5%]
   Chesapeake Energy                                    38,500               763
   ConocoPhillips                                       14,400               606
   Newfield Exploration *                               13,800               451
   Spectra Energy                                       34,400               582
   Valero Energy                                         9,600               162
                                                                 ---------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       2,564
                                                                 ===============
   PHARMACEUTICALS [3.5%]
   Bristol-Myers Squibb                                  9,600               195
   Mylan *                                              45,200               590
                                                                 ---------------
   TOTAL PHARMACEUTICALS                                                     785
                                                                 ===============
   REAL ESTATE MANAGEMENT & DEVELOPMENT [2.7%]
   Brookfield Asset Management, Cl A                    34,700               592
                                                                 ===============


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Opportunistic Value Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT [1.7%]
   Applied Materials                                    35,500   $           389
                                                                 ===============
   SOFTWARE [3.2%]
   Microsoft                                            10,800               257
   Symantec *                                           30,100               468
                                                                 ---------------
   TOTAL SOFTWARE                                                            725
                                                                 ===============
      TOTAL COMMON STOCK
      (Cost $17,714)                                                      21,572
                                                                 ===============
CASH EQUIVALENT [2.5%]
   First American Prime Obligations Fund,
      Cl Y, 0.140% **                                  565,093               565
                                                                 ===============
      TOTAL CASH EQUIVALENT
      (Cost $565)                                                            565
                                                                 ===============
      TOTAL INVESTMENTS [99.1%]
      (Cost $18,279) +                                           $        22,137
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $22,334 ($ THOUSANDS).

+ AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,340 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,177 ($ THOUSANDS) AND $(380) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE (000):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   COMMON STOCK                   $21,572     $--       $--     $21,572
   CASH EQUIVALENT                    565      --        --         565
                                  -------     ---       ---     -------
TOTAL INVESTMENTS IN SECURITIES   $22,137     $--       $--     $22,137
                                  =======     ===       ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Multi-Asset Fund

                                                 Shares/Face
Description                                      Amount (000)       Value (000)
-----------                                    ---------------   ---------------
EXCHANGE TRADED FUNDS [55.1%]
   iShares Barclays 1-3 Year Credit Bond
      Fund                                              21,010   $         2,166
   iShares iBoxx High Yield Corporate Bond
      Fund                                              14,947             1,191
   iShares MSCI EAFE Index Fund                         24,375             1,117
   iShares Russell 2000 Growth Index Fund               11,104               629
   SPDR S&P 500 Fund, Ser 1                             65,654             6,035
   Vanguard Emerging Markets                            37,584             1,196
   Vanguard Small Cap Growth                            13,130               630
                                                                 ===============
      TOTAL EXCHANGE TRADED FUNDS
      (Cost $14,196)                                                      12,964
                                                                 ===============
AFFILIATED INVESTMENT FUNDS [16.1%]
   CNI Corporate Bond Fund, Institutional
      Class                                            205,227             2,110
   CNI Government Bond Fund,
      Institutional Class                              160,726             1,686
                                                                 ===============
      TOTAL AFFILIATED INVESTMENT FUNDS
      (Cost $3,778)                                                        3,796
                                                                 ===============
U.S. GOVERNMENT AGENCY OBLIGATIONS [9.3%]
   FFCB
      0.590%, 06/15/10                         $           700               700
   FHLB (A)
      0.500%, 05/05/10                                     750               750
   FNMA (B)
      1.029%, 07/13/10                                     750               751
                                                                 ===============
      TOTAL U.S. GOVERNMENT AGENCY
         OBLIGATIONS
         (Cost $2,200)                                                     2,201
                                                                 ===============
CORPORATE BOND [3.0%]
   SECURITY BROKERS & DEALERS [3.0%]
   Merrill Lynch, MTN (B)
      0.996%, 08/14/09                                     700               700
                                                                 ===============
      TOTAL CORPORATE BOND
      (Cost $697)                                                            700
                                                                 ===============
CASH EQUIVALENT [16.5%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.140% *                      3,872,640             3,873
                                                                 ===============
      TOTAL CASH EQUIVALENT
      (Cost $3,873)                                                        3,873
                                                                 ===============
      TOTAL INVESTMENTS [100.0%]
      (Cost $24,744) +                                           $        23,534
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $23,534 ($ THOUSANDS).

+ AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $24,744 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $445 ($ THOUSANDS) AND $(1,655) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

(A) STEP BOND - THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2009. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JUNE 30, 2009.

EAFE -- EUROPE AUSTRALASIA AND FAR EAST
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
MTN  -- MEDIUM TERM NOTE
SER  -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE (000):

                                        LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                        -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   EXCHANGE TRADED FUNDS                $12,964    $   --     $--     $12,964
   AFFILIATED INVESTMENT FUNDS            3,796        --      --       3,796
   U.S. GOVERNMENT AGENCY OBLIGATIONS        --     2,201      --       2,201
   CORPORATE BOND                            --       700      --         700
   CASH EQUIVALENT                        3,873        --      --       3,873
                                        -------    ------     ---     -------
TOTAL INVESTMENTS IN SECURITIES         $20,633    $2,901     $--     $23,534
                                        =======    ======     ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Corporate Bond Fund

                                                     Face
Description                                      Amount (000)       Value (000)
-----------                                    ---------------   ---------------
CORPORATE BONDS [82.8%]
   APPLICATIONS SOFTWARE [2.4%]
   Microsoft
      4.200%, 06/01/19                         $         2,000   $         1,954
                                                                 ===============
   BANKS [14.1%]
   Bank of America, MTN
      3.125%, 06/15/12                                   1,500             1,547
   Barclays Bank (A)
      6.050%, 12/04/17                                   1,000               867
   Deutsche Bank
      7.250%, 10/15/11                                     500               527
   PNC Funding, FDIC Insured
      1.875%, 06/22/11                                   1,150             1,158
   US Bank
      6.375%, 08/01/11                                   1,485             1,591
   Wachovia Bank
      4.800%, 11/01/14                                   1,270             1,231
   Wells Fargo Bank
      7.550%, 06/21/10                                   1,000             1,049
      4.625%, 08/09/10                                   1,000             1,026
   Wells Fargo, FDIC Insured
      3.000%, 12/09/11                                   2,200             2,273
                                                                 ---------------
   TOTAL BANKS                                                            11,269
                                                                 ===============
   BEAUTY PRODUCTS [1.0%]
   Avon Products
      7.150%, 11/15/09                                     800               815
                                                                 ===============
   COMMUNICATION & MEDIA [3.3%]
   AOL Time Warner
      6.750%, 04/15/11                                     415               434
   Comcast Cable Communications Holdings
      8.375%, 03/15/13                                     160               182
   News America Holdings
      9.250%, 02/01/13                                     450               513
   Walt Disney, MTN
      5.700%, 07/15/11                                   1,395             1,492
                                                                 ---------------
   TOTAL COMMUNICATION & MEDIA                                             2,621
                                                                 ===============
   COMPUTER SYSTEM DESIGN & SERVICES [5.0%]
   Cisco Systems
      5.500%, 02/22/16                                   1,250             1,324
   Dell
      5.625%, 04/15/14                                   1,000             1,056
   Hewlett-Packard
      6.125%, 03/01/14                                   1,475             1,626
                                                                 ---------------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                 4,006
                                                                 ===============
   DIVERSIFIED OPERATIONS [0.7%]
   3M, MTN
      4.375%, 08/15/13                                     500               532
                                                                 ===============
   DRUGS [2.9%]
   Wyeth
      6.950%, 03/15/11                                   2,170             2,349
                                                                 ===============

                                                     Face
Description                                      Amount (000)       Value (000)
-----------                                    ---------------   ---------------
   ELECTRIC UTILITIES [0.1%]
   Exelon
      4.900%, 06/15/15                         $            69   $            64
                                                                 ===============
   ELECTRICAL SERVICES [3.8%]
   Alabama Power
      4.850%, 12/15/12                                   1,430             1,515
   American Electric Power
      5.250%, 06/01/15                                     490               481
   WPS Resources
      7.000%, 11/01/09                                   1,000             1,009
                                                                 ---------------
   TOTAL ELECTRICAL SERVICES                                               3,005
                                                                 ===============
   FINANCE AUTO LOANS [3.6%]
   American Honda Finance, MTN (A)
      5.125%, 12/15/10                                   1,000               987
   Toyota Motor Credit
      4.350%, 12/15/10                                   1,800             1,851
                                                                 ---------------
   TOTAL FINANCE AUTO LOANS                                                2,838
                                                                 ===============
   FINANCIAL SERVICES [12.1%]
   AXA Financial
      7.750%, 08/01/10                                   1,000             1,003
   Boeing Capital
      6.500%, 02/15/12                                     930             1,020
   General Electric Capital, FDIC Insured
      2.200%, 06/08/12                                   2,805             2,819
   General Electric Capital, Ser A, MTN
      6.875%, 11/15/10                                     250               261
      6.000%, 06/15/12                                   2,180             2,292
   HSBC Finance
      5.250%, 04/15/15                                   1,250             1,187
   National Rural Utilities, Ser C, MTN
      7.250%, 03/01/12                                   1,000             1,092
                                                                 ---------------
   TOTAL FINANCIAL SERVICES                                                9,674
                                                                 ===============
   FOOD, BEVERAGE & TOBACCO [4.9%]
   Anheuser-Busch
      7.500%, 03/15/12                                     665               726
   Bottling Group
      5.500%, 04/01/16                                   1,000             1,062
      4.625%, 11/15/12                                   1,435             1,527
   General Mills
      6.000%, 02/15/12                                     560               603
                                                                 ---------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          3,918
                                                                 ===============
   FOREIGN GOVERNMENTS [0.6%]
   United Mexican States, MTN
      5.875%, 01/15/14                                     450               474
                                                                 ===============
   INSURANCE [1.9%]
   Berkshire Hathaway Finance
      4.125%, 01/15/10                                   1,475             1,501
                                                                 ===============


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Corporate Bond Fund

                                                    Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   INVESTMENT BANKER/BROKER DEALER [10.7%]
   Citigroup
      5.850%, 08/02/16                         $         1,000   $           888
      5.500%, 02/15/17                                     250               204
   Credit Suisse
      5.500%, 08/15/13                                   1,250             1,303
   Goldman Sachs Group
      5.625%, 01/15/17                                   1,760             1,673
   Jefferies Group
      5.500%, 03/15/16                                     665               580
   JPMorgan Chase
      6.750%, 02/01/11                                     500               523
   Merrill Lynch
      6.050%, 05/16/16                                   2,025             1,813
   Morgan Stanley
      6.750%, 04/15/11                                      30                31
      5.300%, 03/01/13                                   1,530             1,549
                                                                 ---------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   8,564
                                                                 ===============
   MULTI-LINE INSURANCE [2.0%]
   MetLife
      7.717%, 02/15/19                                   1,490             1,594
                                                                 ===============
   PETROLEUM & FUEL PRODUCTS [3.4%]
   ConocoPhillips
      4.750%, 02/01/14                                   1,400             1,458
   ConocoPhillips Canada Funding I
      5.625%, 10/15/16                                     600               639
   Duke Capital
      5.500%, 03/01/14                                     625               628
                                                                 ---------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         2,725
                                                                 ===============
   RETAIL [3.8%]
   Home Depot
      5.250%, 12/16/13                                   1,000             1,028
   Kohl's
      6.300%, 03/01/11                                   1,000             1,041
   Kroger
      5.500%, 02/01/13                                     450               465
   Target
      5.875%, 07/15/16                                     500               541
                                                                 ---------------
   TOTAL RETAIL                                                            3,075
                                                                 ===============
   TELEPHONES & TELECOMMUNICATIONS [6.4%]
   AT&T
      6.250%, 03/15/11                                   1,485             1,574
   BellSouth
      4.200%, 09/15/09                                   1,000             1,005
   Deutsche Telekom International Finance
      5.250%, 07/22/13                                     475               488
   New Cingular Wireless Services
      8.125%, 05/01/12                                     400               448

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Verizon Communications
      5.550%, 02/15/16                         $         1,000   $         1,035
   Verizon Global Funding
      7.250%, 12/01/10                                     525               559
                                                                 ---------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   5,109
                                                                 ===============
      TOTAL CORPORATE BONDS
      (Cost $64,778)                                                      66,087
                                                                 ===============
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [4.2%]
   FHLMC REMIC, Ser 2982, Cl NB
      5.500%, 02/15/29                                     450               465
   FHLMC REMIC, Ser R004, Cl A1
      5.125%, 12/15/13                                     589               607
   FHLMC REMIC, Ser R015, Cl AN
      3.750%, 02/15/13                                     624               632
   FNMA REMIC, Ser 2002-56, Cl MC
      5.500%, 09/25/17                                     673               714
   FNMA REMIC, Ser 2006-B1, Cl AB
      6.000%, 06/25/16                                     175               182
   FNMA REMIC, Ser 2007-B1, Cl BE
      5.450%, 12/25/20                                     746               783
                                                                 ===============
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS
      (Cost $3,265)                                                        3,383
                                                                 ===============
MUNICIPAL BONDS [4.2%]
   CALIFORNIA [2.9%]
   California State, City of Industry, Sales
      Tax Project, RB, NATL
      5.000%, 01/01/12                                     955               963
   Irvine Ranch Water District, RB, ETM
      8.180%, 03/15/14                                   1,200             1,339
                                                                 ---------------
   TOTAL CALIFORNIA                                                        2,302
                                                                 ===============
   WISCONSIN [1.3%]
   De Pere, Unified School District, GO,
      FGIC
      Pre-Refunded @ 101 (B)
      4.500%, 10/01/09                                     995             1,071
                                                                 ===============
      TOTAL MUNICIPAL BONDS
      (Cost $3,331)                                                        3,373
                                                                 ===============
U.S. TREASURY OBLIGATION [0.8%]
   U.S. Treasury Inflation Protection
      Security
      2.000%, 01/15/14                                     577               590
                                                                 ===============
      TOTAL U.S. TREASURY OBLIGATION
      (Cost $589)                                                            590
                                                                 ===============
U.S. GOVERNMENT AGENCY OBLIGATION [0.6%]
   FHLMC
      5.500%, 09/15/11                                     460               501
                                                                 ===============
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
      (Cost $485)                                                            501


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Corporate Bond Fund

                                                 Face Amount
Description                                      (000)/Shares      Value (000)
-----------                                    ---------------   ---------------
COMMERCIAL PAPER [4.6%]
   BANK [1.9%]
   Societe Generale North America
      0.220%, 08/21/09                         $         1,500   $         1,499
                                                                 ===============
   FINANCIAL SERVICES [1.3%]
   Nordea North America
      0.240%, 07/29/09                                   1,000             1,000
                                                                 ===============
   INVESTMENT BANKER/BROKER DEALER [1.4%]
   ING US Funding
      0.210%, 07/10/09                                   1,150             1,150
                                                                 ===============
      TOTAL COMMERCIAL PAPER
      (Cost $3,649)                                                        3,649
                                                                 ===============
CASH EQUIVALENT [1.1%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.200% *                        863,077               863
                                                                 ===============
      TOTAL CASH EQUIVALENT
      (Cost $863)                                                            863
                                                                 ===============
      TOTAL INVESTMENTS [98.3%]
      (Cost $76,960) +                                           $        78,446
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $79,802 ($ THOUSANDS).

+ AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $76,960 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,062 ($ THOUSANDS) AND $(576) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,854(000), REPRESENTING 2.3% OF THE NET ASSETS OF THE FUND.

(B)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

CL    -- CLASS
ETM   -- ESCROW TO MATURITY
FDIC  -- FEDERAL DEPOSIT INSURANCE CORPORATION
FGIC  -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    -- GENERAL OBLIGATION
MTN   -- MEDIUM TERM NOTE
NATL  -- NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION (FORMERLY MUNICIPAL BOND
         INSURANCE COMPANY 'MBIA')
RB    -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   -- SERIES

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE (000):

                                       LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
                                       -------   -------   -------   --------
INVESTMENTS IN SECURITIES
   CORPORATE BONDS                       $ --    $66,087     $--      $66,087
   U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS                          --      3,383      --        3,383
   MUNICIPAL BONDS                         --      3,373      --        3,373
   U.S. TREASURY OBLIGATION                --        590      --          590
   U.S. GOVERNMENT AGENCY OBLIGATION       --        501      --          501
   COMMERCIAL PAPER                        --      3,649      --        3,649
   CASH EQUIVALENT                        863         --      --          863
                                         ----    -------     ---      -------
TOTAL INVESTMENTS IN SECURITIES          $863    $77,583     $--      $78,446
                                         ====    =======     ===      =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Government Bond Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [50.2%]
   FFCB
      3.500%, 10/03/11                         $         2,000   $         2,089
   FHLB
      5.250%, 06/18/14                                   6,000             6,622
      3.625%, 10/18/13                                   6,000             6,210
      2.250%, 04/13/12                                   7,000             7,085
   FHLMC
      2.000%, 12/22/11                                   6,000             6,018
   FNMA
      6.250%, 02/01/11                                   5,000             5,259
      2.900%, 04/07/14                                   5,710             5,632
                                                                 ===============
      TOTAL U.S. GOVERNMENT AGENCY
      OBLIGATIONS
      (Cost $39,014)                                                      38,915
                                                                 ===============
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [41.8%]
   FFCB REMIC, Ser 2007-IA2, Cl 1 (B)
      5.220%, 10/21/13                                     890               891
   FFCB REMIC, Ser 2007-IA3, Cl 1 (B)
      5.370%, 09/25/13                                   3,029             3,058
   FFCB REMIC, Ser 2007-IA8, Cl 1
      4.650%, 01/21/14                                   2,994             3,001
   FHLMC REMIC, Ser R002, Cl AH
      4.750%, 07/15/15                                   1,260             1,289
   FHLMC REMIC, Ser R003, Cl AG
      5.125%, 10/15/15                                   1,491             1,530
   FHLMC REMIC, Ser R005, Cl AB
      5.500%, 12/15/18                                     783               810
   FHLMC REMIC, Ser R007, Cl AC
      5.875%, 05/15/16                                   1,320             1,355
   FHLMC REMIC, Ser R009, Cl AK
      5.750%, 12/15/18                                   1,570             1,623
   FHLMC REMIC, Ser R010, Cl AB
      5.500%, 12/15/19                                   3,489             3,591
   FHLMC REMIC, Ser R011, Cl AB
      5.500%, 12/15/20                                   1,547             1,599
   FHLMC REMIC, Ser R012, Cl AB
      5.500%, 12/15/20                                   1,272             1,314
   FHLMC REMIC, Ser R013, Cl AB
      6.000%, 12/15/21                                   1,648             1,707
   FHLMC REMIC, Ser R014, Cl AL
      5.500%, 10/15/14                                     730               746
   FHLMC REMIC, Ser R015, Cl AN
      3.750%, 02/15/13                                   2,140             2,168
   FHLMC REMIC, Ser R016, Cl AM
      5.125%, 06/15/18                                   3,287             3,395
   FNMA REMIC, Ser 2005-119, Cl DG
      5.500%, 01/25/36                                     448               451
   FNMA REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                   2,359             2,441
   FNMA ARM (A)
      4.541%, 03/01/34                                     604               622
   GNMA ARM (A)
      4.000%, 08/20/35                                     149               150
      3.625%, 04/20/35                                     619               629
   GNMA
      8.000%, 08/15/22                                      11                13
      7.500%, 06/15/24                                       6                 6
      7.500%, 05/15/26                                       5                 6
      7.500%, 04/15/32                                      31                34

                                                  Face Amount
Description                                      (000)/Shares      Value (000)
-----------                                    ---------------   ---------------
   GNMA (continued)
      7.000%, 12/15/16                         $            13   $            14
      6.000%, 01/15/29                                      13                13
                                                                 ===============
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS
      (Cost $31,737)                                                      32,456
                                                                 ===============
U.S. TREASURY OBLIGATION [5.2%]
   U.S. Treasury Note
      6.000%, 08/15/09                                   4,000             4,028
                                                                 ===============
      TOTAL U.S. TREASURY OBLIGATION
      (Cost $4,023)                                                        4,028
                                                                 ===============
CASH EQUIVALENT [2.2%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.200% *                      1,706,684             1,707
                                                                 ===============
      TOTAL CASH EQUIVALENT
      (Cost $1,707)                                                        1,707
                                                                 ===============
      TOTAL INVESTMENTS [99.4%]
      (Cost $76,481) +                                           $        77,106
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $77,547 ($ THOUSANDS).

+ AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $76,481 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $853 ($ THOUSANDS) AND $(228) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

(A) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JUNE 30, 2009.

(B)  SECURITY IS FAIR VALUED.

ARM   -- ADJUSTABLE RATE MORTGAGE
CL    -- CLASS
FFCB  -- FEDERAL FARM CREDIT BANK
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   -- SERIES

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE (000):

                                        LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                        -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   U.S. GOVERNMENT AGENCY OBLIGATIONS    $   --   $38,915     $--     $38,915
   U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS                            --    32,456      --      32,456
   U.S. TREASURY OBLIGATION                  --     4,028      --       4,028
   CASH EQUIVALENT                        1,707        --      --       1,707
                                         ------   -------     ---     -------
TOTAL INVESTMENTS IN SECURITIES          $1,707   $75,399     $--     $77,106
                                         ======   =======     ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

California Tax Exempt Bond Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
MUNICIPAL BONDS [94.4%]
   ARIZONA [2.1%]
   Arizona State, School Facilities Board,
      Ser C, COP, FSA
      Callable 09/01/14 @ 100
      5.000%, 09/01/15                         $           750   $           824
                                                                 ===============
   CALIFORNIA [81.4%]
   Antelope Valley, Unified High School
      District, Ser A, GO, NATL
      Callable 08/01/12 @ 101
      5.000%, 08/01/23                                     250               251
   Azusa, Redevelopment Agency,
      Mortgage-Backed Securities
      Program, Ser A, RB, ETM (A)
      6.875%, 10/01/12                                     200               234
   Banning, Financing Authority, Election
      Systems Project, RB, XLCA
      Callable 06/01/17 @ 100
      5.000%, 06/01/22                                     805               756
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB, XLCA
      Callable 08/01/11 @ 100
      5.000%, 08/01/14                                     500               500
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB, NATL-RE
      FGIC
      Callable 08/01/14 @ 100
      5.000%, 08/01/17                                     350               333
   Burbank, Public Financing Authority,
      Golden State Redevelopment
      Project, Ser A, TA, AMBAC
      Callable 12/01/13 @ 100
      5.250%, 12/01/18                                     100                94
   Burbank, Public Financing Authority,
      Golden State Redevelopment
      Project, Ser A, TA, AMBAC
      Pre-Refunded @ 100 (B)
      5.250%, 12/01/13                                      75                86
   California State, Department of Water
      Resources, Power Supply Project,
      Ser H, RB, FSA
      Callable 05/01/18 @ 100
      5.000%, 05/01/21                                     750               772
   California State, Department of Water
      Resources, Water Systems Project,
      Ser J-2, RB
      7.000%, 12/01/12                                     500               588
   California State, Department of Water
      Resources, Water Systems Project,
      Ser Y, RB, NATL-RE FGIC
      Callable 06/01/13 @ 100
      5.250%, 12/01/19                                     500               535
   California State, Economic Recovery
      Authority, Ser A, GO, NATL
      Callable 07/01/14 @ 100
      5.000%, 07/01/15                                     500               517

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   California State, Educational Facilities
      Authority, Stanford University
      Project, Ser T-4, RB
      5.000%, 03/15/14                         $           350   $           395
   California State, GO
      Callable 02/01/12 @ 100
      5.000%, 02/01/18                                     175               175
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/10                                     165               173
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/10                                      10                11
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/10                                      25                26
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 10/01/10                                      20                21
   California State, GO
      Pre-Refunded @ 100 (B)
      5.000%, 02/01/12                                     400               439
   California State, GO
      5.500%, 04/01/19                                     500               514
   California State, Health Facilities
      Financing Authority, Healthcare
      West Project, Ser G, RB
      5.000%, 07/01/10                                     500               512
   California State, Infrastructure &
      Economic Authority, Bay Area Toll
      Bridges Project, Ser A, RB, FSA
      Pre-Refunded @ 100 (B)
      5.250%, 07/01/13                                     125               143
   California State, Public Works Board
      Lease, Department of Corrections
      Project, Ser B, RB, NATL
      Callable 08/27/09 @ 101
      5.000%, 09/01/21                                     100                96
   California State, Public Works Board
      Lease, Department of
      Corrections-Administration Project,
      Ser A, RB, AMBAC
      Callable 03/01/12 @ 100
      5.250%, 03/01/18                                     155               153
   California State, Public Works Board
      Lease, Department of Mental Health
      Project, Ser A, RB
      5.250%, 06/01/13                                     200               207
   California State, Public Works Board
      Lease, Various University Projects,
      Ser A, RB, NATL
      5.500%, 06/01/14                                     250               267
   Carlsbad, Public Financing Authority,
      Municipal Golf Course Project,
      Ser A, RB, AMBAC
      4.500%, 09/01/16                                     350               382
   Castaic Lake, Water Agency, Water
      Systems Improvement Project,
      Ser A, COP, NATL
      7.000%, 08/01/13                                     300               352


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

California Tax Exempt Bond Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Corona, Public Financing Authority,
      City Hall Project, Ser B, RB,
      NATL
      Callable 09/01/12 @ 100
      5.250%, 09/01/16                         $           350   $           357
   Culver City, Redevelopment Finance
      Authority, TA, AMBAC
      5.500%, 11/01/14                                      75                80
   Dry Creek, Joint Elementary School
      District, Ser A, GO, FSA
      3.056%, 08/01/11                                     200               191
   East Bay, Regional Park District, GO
      5.000%, 09/01/13                                     250               278
   Escondido, Union School District,
      Refunding & Financing Project,
      COP, NATL
      4.750%, 07/01/19                                     735               795
   Fresno, Unified School District, Election
      2001 Project, Ser D, GO, NATL
      Callable 08/01/13 @ 102
      5.000%, 08/01/17                                     200               212
   Fruitvale, School District, GO, FSA
      Callable 02/01/10 @ 102
      5.000%, 08/01/19                                     200               204
   Gilroy, Unified School District, GO,
      NATL-RE FGIC
      Callable 08/01/13 @ 100
      5.250%, 08/01/19                                     800               830
   Golden State, Tobacco Settlement,
      Ser A, RB, AMBAC
      Callable 06/01/10 @ 100
      5.000%, 06/01/20                                     500               454
   Golden State, Tobacco Settlement,
      Ser A-1, RB
      Pre-Refunded @ 100 (B)
      6.750%, 06/01/13                                     870             1,012
   Golden State, Tobacco Settlement,
      Ser A-3, RB
      Pre-Refunded @ 100 (B)
      7.875%, 06/01/13                                     675               813
   Golden State, Tobacco Settlement,
      Ser B, RB, FGIC
      Pre-Refunded @ 100 (B)
      5.500%, 06/01/13                                     100               112
   Golden State, Tobacco Settlement,
      Ser B, RB
      Pre-Refunded @ 100 (B)
      5.625%, 06/01/13                                     500               561
   Golden State, Tobacco Settlement,
      Ser B, RB
      Pre-Refunded @ 100 (B)
      5.500%, 06/01/13                                   1,000             1,118
   Hawthorne, School District, COP, FSA
      Pre-Refunded @ 101 (B)
      6.000%, 11/01/10                                     470               495
   Kern, High School District, GO, ETM
      7.100%, 08/01/12                                     290               341
   Los Angeles County, Metropolitan
      Transportation Authority,
      Proposition C, Ser A, RB,
      NATL
      Callable 07/01/14 @ 100
      5.000%, 07/01/16                                     200               214

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Los Angeles County, Sanitation Districts
      Financing Authority, Capital
      Projects (District #14), Sub-Ser B, RB,
      NATL-RE FGIC
      3.750%, 10/01/14                         $           175   $           178
   Los Angeles, Department of Water &
      Power, Power Systems Project,
      Ser A Sub-Ser-Ser A-1, RB,
      NATL
      5.000%, 07/01/12                                     665               730
   Los Angeles, Municipal Improvement
      Authority, Central Library Project,
      Ser A, RB, NATL
      Callable 06/01/12 @ 100
      5.500%, 06/01/18                                     500               526
   Los Angeles, Municipal Improvement
      Authority, Central Library Project,
      Ser A, RB, NATL
      5.250%, 06/01/12                                     300               320
   Los Angeles, Ser A, GO, FSA-CR MBIA
      Callable 09/01/12 @ 100
      5.000%, 09/01/20                                     750               777
   Los Angeles, Ser A, GO
      5.000%, 09/01/15                                     175               196
   Los Angeles, Unified School District,
      COP, AMBAC
      5.000%, 10/01/12                                     750               778
   Los Angeles, Unified School District,
      GO, NATL
      5.750%, 07/01/16                                     500               559
   Los Angeles, Unified School District,
      Ser A-1, GO, NATL-RE
      Callable 07/01/14 @ 100
      5.000%, 07/01/17                                     125               130
   North Orange County, Community
      College District, Ser A, GO,
      NATL
      Pre-Refunded @ 101 (B)
      5.375%, 08/01/12                                     525               596
   Northern California, Power Agency,
      Hydroelectric Project, Ser A, RB,
      NATL
      Callable 08/27/09 @ 100
      5.125%, 07/01/23                                     750               730
   Northern California, Transmission
      Resource Authority, Ore
      Transmission Project, Ser A, RB,
      NATL
      7.000%, 05/01/13                                     250               271
   Oakley, Civic Center Project, COP
      4.000%, 05/01/12                                     230               239
   Orange County, Public Financing
      Authority, RB, NATL
      5.000%, 07/01/17                                   1,000             1,015
   Orange County, Sanitation District,
      Ser A, COP
      3.000%, 02/01/17                                     500               485
   Oxnard, School District, Election 2006
      Project, Ser A, GO, CIFG
      6.750%, 08/01/11                                     300               332


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

California Tax Exempt Bond Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Pinole, Redevelopment Agency, Pinole
      Vista Redevelopment Project, TA,
      FSA
      Callable 08/27/09 @ 101
      5.250%, 08/01/14                         $           100   $           101
   Redwoods, Community College District,
      2004 Election Project, Ser A, GO,
      NATL
      Callable 08/01/14 @ 100
      5.000%, 08/01/23                                     420               425
   Sacramento, City Financing Authority,
      EPA Building Project, Ser A, RB,
      AMBAC
      Callable 08/27/09 @ 101
      4.750%, 05/01/17                                     525               530
   Sacramento, Municipal Utility District,
      RB, NATL
      Callable 08/15/13 @ 100
      5.000%, 08/15/19                                     500               507
   Sacramento, Municipal Utility District,
      Ser T, RB, NATL-RE FGIC
      Callable 05/15/14 @ 100
      5.250%, 05/15/22                                     805               812
   San Diego, Public Facilities Financing
      Authority, Ser B, RB
      5.000%, 05/15/14                                     750               813
   San Diego, Unified School District,
      Election 1998 Project, Ser D, GO,
      FGIC
      Callable 07/01/12 @ 100
      5.000%, 07/01/27                                     500               539
   San Diego, Unified School District,
      Election 1998 Project, Ser E, GO,
      FSA
      Callable 07/01/13 @ 101
      5.250%, 07/01/16                                     100               111
   San Francisco, Bay Area Transit
      Financing Authority, Ser A, RB,
      NATL
      Callable 07/01/15 @ 100
      5.000%, 07/01/24                                     550               566
   San Jose, Unified School District, Ser A,
      GO, FSA
      Callable 08/01/11 @ 101
      5.375%, 08/01/19                                     150               157
   San Ysidro, School District, Election
      1997 Project, Ser C, GO, NATL
      6.000%, 08/01/11                                     205               224
   Sanger, Unified School District, GO,
      NATL
      5.350%, 08/01/15                                     250               254
   Santa Margarita, Dana Point Authority,
      Ser A, RB, AMBAC
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                                     165               174
   Solano County, COP, NATL
      Pre-Refunded @ 100 (B)
      5.250%, 11/01/12                                     100               113
   Southern California, Metropolitan Water
      District Authority, Ser A, RB
      5.750%, 07/01/21                                     280               317

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Southern Kern, Unified School District,
      Ser A, GO, NATL-RE FGIC
      Callable 11/01/13 @ 100
      4.500%, 11/01/18                         $           220   $           224
   Tamalpais, Unified High School District,
      GO, NATL-RE
      Callable 08/01/11 @ 101
      4.875%, 08/01/17                                     100               103
   University of California, Multiple
      Purpose Projects, Ser Q, RB, FSA
      Callable 09/01/11 @ 101
      5.000%, 09/01/22                                     500               512
   University of California, UCLA Medical
      Center Project, Ser B, RB, AMBAC
      Pre-Refunded @ 100 (B)
      5.500%, 05/15/14                                     500               579
                                                                 ---------------
   TOTAL CALIFORNIA                                                       31,522
                                                                 ===============
   ILLINOIS [0.5%]
   Illinois State, Civic Center Authority,
      RB, FSA
      Callable 12/15/10 @ 100
      5.500%, 12/15/14                                     200               208
                                                                 ===============
   MISSOURI [0.6%]
   St Louis, Parking Facilities Authority,
      Downtown Parking Facilities
      Project, Sub-Ser A, RB
      Pre-Refunded @ 100 (B)
      6.000%, 02/01/12                                     200               222
                                                                 ===============
   NEW JERSEY [1.0%]
   New Jersey State, Turnpike Authority,
      Ser C, RB, NATL, ETM
      6.500%, 01/01/16                                     315               370
                                                                 ===============
   NEW MEXICO [1.1%]
   Santa Fe, Educational Facilities
      Authority, College of Santa Fe
      Project, RB
      Pre-Refunded @ 100 (B)
      5.750%, 10/01/14                                     350               406
                                                                 ===============
   NEW YORK [1.4%]
   New York State, Local Assistance
      Correction Authority, Ser E, RB
      6.000%, 04/01/14                                     500               554
                                                                 ===============
   RHODE ISLAND [1.4%]
   Rhode Island, Economic Development
      Authority, Ser B, RB, FGIC
      Pre-Refunded @ 101 (B)
      6.000%, 07/01/10                                     500               532
                                                                 ===============


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

California Tax Exempt Bond Fund

                                                 Face Amount
Description                                      (000)/Shares      Value (000)
-----------                                    ---------------   ---------------
   SOUTH CAROLINA [2.2%]
   Columbia, Tourism Development Fee
      Pledge Project, COP, AMBAC
      Callable 06/01/13 @ 100
      5.250%, 06/01/16                         $           350   $           374
   South Carolina, Jobs & Economic
      Development Authority, Palmetto
      Health Project, Ser C, RB
      Pre-Refunded @ 100 (B)
      6.875%, 08/01/13                                     400               472
                                                                 ---------------
   TOTAL SOUTH CAROLINA                                                      846
                                                                 ===============
   TEXAS [0.3%]
   San Angelo, Waterworks & Sewer
      System Authority, Refunding &
      Improvements Projects, RB, FSA
      Callable 04/01/11 @ 100
      5.250%, 04/01/19                                     100               103
                                                                 ===============
   WASHINGTON [0.9%]
   King County, NJB Properties Project,
      Ser A, RB
      5.000%, 12/01/14                                     325               365
                                                                 ===============
   WEST VIRGINIA [1.4%]
   West Virginia State, Economic
      Development Authority,
      Correctional Juvenile Project, Ser A,
      RB, NATL
      Callable 06/01/12 @ 101
      5.500%, 06/01/17                                     500               521
                                                                 ===============
   PUERTO RICO [0.3%]
   Puerto Rico, Electric Power Authority,
      Ser CC, RB, NATL
      5.250%, 07/01/09                                     100               100
                                                                 ===============
      TOTAL MUNICIPAL BONDS
      (Cost $36,477)                                                      36,573
                                                                 ===============
CASH EQUIVALENT [4.2%]
   Federated California Municipal Money
      Market Fund, Cl I, 0.510% *                    1,605,688             1,606
                                                                 ===============
      TOTAL CASH EQUIVALENT
      (Cost $1,606)                                                        1,606
                                                                 ===============
      TOTAL INVESTMENTS [98.6%]
      (Cost $38,083) +                                           $        38,179
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $38,736 ($ THOUSANDS).

+ AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $38,083 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $592 ($ THOUSANDS) AND $(496) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

(A)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

(B)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

AMBAC        -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CIFG         -- CDC IXIS FINANCIAL GUARANTEE
CL           -- CLASS
COP          -- CERTIFICATE OF PARTICIPATION
ETM          -- ESCROW TO MATURITY
FGIC         -- FINANCIAL GUARANTEE INSURANCE COMPANY
FNMA         -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA          -- FINANCIAL SECURITY ASSISTANCE
FSA-CR       -- SECURITY IS SECONDARILY GUARANTEED BY FSA
GO           -- GENERAL OBLIGATION
MBIA         -- MUNICIPAL BOND INSURANCE ASSOCIATION
NATL         -- NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION (FORMERLY MBIA-IL)
NATL-RE FGIC -- NATL REINSURES FGIC
RB           -- REVENUE BOND
SER          -- SERIES
TA           -- TAX ALLOCATION
XLCA         -- XL CAPITAL ASSURANCE

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE (000):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   MUNICIPAL BONDS                 $   --   $36,573     $--     $36,573
   CASH EQUIVALENT                  1,606        --      --       1,606
                                   ------   -------     ---     -------
TOTAL INVESTMENTS IN SECURITIES    $1,606   $36,573     $--     $38,179
                                   ======   =======     ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

High Yield Bond Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
CORPORATE BONDS [97.6%]
   ADVERTISING AGENCIES [0.2%]
   Interpublic Group (A)
      10.000%, 07/15/17                        $            50   $            50
                                                                 ===============
   AEROSPACE & DEFENSE [1.5%]
   BE Aerospace
      8.500%, 07/01/18                                     100                94
   Esterline Technologies
      7.750%, 06/15/13                                     100                97
   L-3 Communications
      5.875%, 01/15/15                                     200               178
   TransDigm
      7.750%, 07/15/14                                     100                95
                                                                 ---------------
   TOTAL AEROSPACE & DEFENSE                                                 464
                                                                 ===============
   AIRLINES [0.3%]
   DAE Aviation Holdings (A)
      11.250%, 08/01/15                                    150                87
                                                                 ===============
   APPAREL/TEXTILES [0.5%]
   Hanesbrands (B)
      4.593%, 12/15/14                                     100                80
   Phillips-Van Heusen
      7.250%, 02/15/11                                      75                74
                                                                 ---------------
   TOTAL APPAREL/TEXTILES                                                    154
                                                                 ===============
   AUCTION HOUSE/ART DEALER [0.2%]
   Sotheby's
      7.750%, 06/15/15                                     100                75
                                                                 ===============
   AUTO RENT & LEASE [1.5%]
   Avis Budget Car Rental
      7.750%, 05/15/16                                     100                70
   H&E Equipment Services
      8.375%, 07/15/16                                     100                80
   Hertz
      10.500%, 01/01/16                                    150               134
   RSC Equipment Rental
      9.500%, 12/01/14                                     100                80
   United Rentals North America
      6.500%, 02/15/12                                     100                97
                                                                 ---------------
   TOTAL AUTO RENT & LEASE                                                   461
                                                                 ===============
   AUTOMOTIVE [0.1%]
   UCI Holdco (B)
      8.629%, 12/15/13                                     198                43
                                                                 ===============
   AUTOPARTS [0.3%]
   Accuride
      8.500%, 02/01/15                                     150                30
   Asbury Automotive Group
      7.625%, 03/15/17                                     100                71
                                                                 ---------------
   TOTAL AUTOPARTS                                                           101
                                                                 ===============

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   BEAUTY PRODUCTS [0.3%]
   Chattem
      7.000%, 03/01/14                         $           100   $            95
                                                                 ===============
   BROADCASTING & CABLE [4.4%]
   Allbritton Communications
      7.750%, 12/15/12                                      72                56
   Atlantic Broadband Finance
      9.375%, 01/15/14                                     100                85
   Barrington Broadcasting Group
      10.500%, 08/15/14                                    100                34
   Bonten Media Acquisition (A)
      9.000%, 06/01/15                                     157                31
   Cablevision Systems, Ser B
      8.000%, 04/15/12                                     250               248
   Charter Communications Holdings II (C)
      10.250%, 09/15/10                                    300               317
   CSC Holdings
      7.625%, 07/15/18                                     100                93
   Fisher Communications
      8.625%, 09/15/14                                     150               132
   Local TV Finance (A)
      9.250%, 06/15/15                                     105                18
   Mediacom Capital
      7.875%, 02/15/11                                     150               146
   Newport Television (A)
      13.000%, 03/15/17                                    100                 8
   Nexstar Finance Holdings (D)
      11.375%, 04/01/13                                    128                46
   Quebecor Media
      7.750%, 03/15/16                                      75                68
   Univision Communications (A)
      12.000%, 07/01/14                                     81                75
                                                                 ---------------
   TOTAL BROADCASTING & CABLE                                              1,357
                                                                 ===============
   BUILDING & CONSTRUCTION [0.7%]
   DR Horton
      5.625%, 01/15/16                                     125               103
   Esco (A)
      8.625%, 12/15/13                                      50                43
   Interline Brands
      8.125%, 06/15/14                                      50                49
   International Utility Structures (C)
      10.750%, 02/01/08                                    100                 1
   Panolam Industries International (C)
      10.750%, 10/01/13                                    250                13
                                                                 ---------------
   TOTAL BUILDING & CONSTRUCTION                                             209
                                                                 ===============
   BUSINESS SERVICES [0.6%]
   FTI Consulting
      7.625%, 06/15/13                                      50                49
   Geo Group
      8.250%, 07/15/13                                     150               146
                                                                 ---------------
   TOTAL BUSINESS SERVICES                                                   195
                                                                 ===============
   CHEMICALS [3.0%]
   Airgas (A)
      7.125%, 10/01/18                                     100                94


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

High Yield Bond Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Georgia Gulf
      9.500%, 10/15/14                         $           150   $            45
   Huntsman International
      7.875%, 11/15/14                                     115                91
   Innophos
      8.875%, 08/15/14                                     100                92
   Momentive Performance Materials
      9.750%, 12/01/14                                     100                44
   Nalco
      8.875%, 11/15/13                                     150               153
   Nova Chemicals
      6.500%, 01/15/12                                     150               141
   Polymer Holdings (D) (E) (F)
      18.929%, 07/15/14                                    250               166
   Terra Capital, Ser B
      7.000%, 02/01/17                                     100                91
                                                                 ---------------
   TOTAL CHEMICALS                                                           917
                                                                 ===============
   CIRCUIT BOARDS [0.1%]
   Viasystems
      10.500%, 01/15/11                                     50                45
                                                                 ===============
   COMMERCIAL SERVICES [1.4%]
   ARAMARK
      8.500%, 02/01/15                                     150               146
      4.528%, 02/01/15 (B)                                 100                81
   Iron Mountain
      8.750%, 07/15/18                                     150               148
   Tube City IMS
      9.750%, 02/01/15                                     100                61
                                                                 ---------------
   TOTAL COMMERCIAL SERVICES                                                 436
                                                                 ===============
   COMPUTER SYSTEM DESIGN & SERVICES [1.0%]
   Activant Solutions
      9.500%, 05/01/16                                     100                77
   Terremark Worldwide (A)
      12.000%, 06/15/17                                    200               192
   Unisys
      12.500%, 01/15/16                                     65                39
                                                                 ---------------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                   308
                                                                 ===============
   CONGLOMERATE [0.3%]
   KAR Holdings
      8.750%, 05/01/14                                     100                86
                                                                 ===============
   CONSUMER PRODUCTS & SERVICES [4.0%]
   Central Garden & Pet
      9.125%, 02/01/13                                     100                96
   Jarden
      7.500%, 05/01/17                                      75                66
   Johnsondiversey Holdings (D)
      10.670%, 05/15/13                                    200               168
   Johnsondiversey, Ser B
      9.625%, 05/15/12                                     150               149
   Libbey Glass (B)
      8.260%, 06/01/11                                     100                62

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   MSX International (A)
      12.500%, 04/01/12                        $           100   $            35
   Prestige Brands
      9.250%, 04/15/12                                      90                89
   Sealy Mattress
      8.250%, 06/15/14                                     200               164
   Southern States Cooperative (A)
      11.000%, 11/01/11                                    200               201
   Steinway Musical Instruments (A)
      7.000%, 03/01/14                                     100                78
   Visant Holding
      8.750%, 12/01/13                                     100                98
   Yankee Acquisition, Ser B
      9.750%, 02/15/17                                      50                39
                                                                 ---------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                      1,245
                                                                 ===============
   CONTAINERS & PACKAGING [1.9%]
   Crown Americas
      7.750%, 11/15/15                                     150               147
   Exopack Holding
      11.250%, 02/01/14                                    100                82
   Intertape Polymer US (F)
      8.500%, 08/01/14                                     100                44
   Owens-Brockway Glass Container
      6.750%, 12/01/14                                     150               143
   Solo Cup
      8.500%, 02/15/14                                     200               164
                                                                 ---------------
   TOTAL CONTAINERS & PACKAGING                                              580
                                                                 ===============
   DATA PROCESSING/MGMT [0.6%]
   First Data
      9.875%, 09/24/15                                     250               178
                                                                 ===============
   DIVERSIFIED OPERATIONS [0.8%]
   Bombardier (A)
      8.000%, 11/15/14                                      75                71
   Trinity Industries
      6.500%, 03/15/14                                     200               174
                                                                 ---------------
   TOTAL DIVERSIFIED OPERATIONS                                              245
                                                                 ===============
   E-COMMERCE/PRODUCTS [0.8%]
   Vitamin Shoppe Industries (B)
      8.383%, 11/15/12                                     250               236
                                                                 ===============
   EDUCATIONAL SERVICES [0.5%]
   Education Management
      10.250%, 06/01/16                                     50                49
      8.750%, 06/01/14                                     100                97
                                                                 ---------------
   TOTAL EDUCATIONAL SERVICES                                                146
                                                                 ===============
   ELECTRIC UTILITIES [6.9%]
   AES
      9.375%, 09/15/10                                     100               101
      8.000%, 10/15/17                                     100                93
      8.000%, 06/01/20                                      50                45
   Allegheny Energy Supply
      7.800%, 03/15/11                                     200               207


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

High Yield Bond Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   CMS Energy
      8.750%, 06/15/19                         $            50   $            51
      6.875%, 12/15/15                                     150               142
   Edison Mission Energy
      7.000%, 05/15/17                                     150               115
   Energy Future Holdings
      10.875%, 11/01/17                                    500               365
   ESI Tractebel Acquisition, Ser B
      7.990%, 12/30/11                                      39                38
   KCP&L Greater Missouri Operations
      7.950%, 02/01/11                                     150               155
   Mirant North America
      7.375%, 12/31/13                                     150               144
   NRG Energy
      7.375%, 02/01/16                                     100                95
   PNM Resources
      9.250%, 05/15/15                                     100                93
   PSEG Energy Holdings
      8.500%, 06/15/11                                     150               151
   RRI Energy
      7.625%, 06/15/14                                     200               183
   Sierra Pacific Resources
      8.625%, 03/15/14                                      70                69
   Teco Finance, MTN
      6.572%, 11/01/17                                     100                93
                                                                 ---------------
   TOTAL ELECTRIC UTILITIES                                                2,140
                                                                 ===============
   ENTERTAINMENT & GAMING [9.3%]
   AMC Entertainment
      11.000%, 02/01/16                                    100                97
   CCM Merger (A)
      8.000%, 08/01/13                                     175               121
   Choctaw Resort Development
      Enterprise (A)
      7.250%, 11/15/19                                     182               104
   Chukchansi Economic Development
      Authority (A)
      8.000%, 11/15/13                                     150               100
   Circus & Eldorado Joint Venture/Silver
      Legacy Capital
      10.125%, 03/01/12                                    150               119
   Gaylord Entertainment
      8.000%, 11/15/13                                     100                85
   Harrahs Operating Escrow (A)
      11.250%, 06/01/17                                    250               236
   Indianapolis Downs & Capital (A)
      11.000%, 11/01/12                                    100                78
   Inn of the Mountain Gods Resort &
      Casino (C)
      12.000%, 11/15/10                                    150                60
   Isle of Capri Casinos
      7.000%, 03/01/14                                     112                90
   Jacobs Entertainment
      9.750%, 06/15/14                                      75                62
   Mashantucket Western Pequot Tribe (A)
      8.500%, 11/15/15                                     170                85
   MGM Mirage
      8.500%, 09/15/10                                     200               181
      6.750%, 09/01/12                                     100                71
   Mohegan Tribal Gaming Authority
      7.125%, 08/15/14                                     100                68

                                                     Face
Description                                      Amount (000)       Value (000)
-----------                                    ---------------   ---------------
   MTR Gaming Group, Ser B
      9.750%, 04/01/10                         $           200   $           192
   OED/Diamond Jo
      8.750%, 04/15/12                                     100                89
   Penn National Gaming
      6.875%, 12/01/11                                     100                98
   San Pasqual Casino (A)
      8.000%, 09/15/13                                     100                81
   Scientific Games
      6.250%, 12/15/12                                     100                95
   Seminole Hard Rock
      Entertainment (A)(B)
      3.129%, 03/15/14                                     100                69
   Seneca Gaming
      7.250%, 05/01/12                                     100                87
   Shingle Springs Tribal Gaming
      Authority (A)
      9.375%, 06/15/15                                     100                60
   Snoqualmie Entertainment
      Authority (A)(B)
      5.384%, 02/01/14                                     100                48
   Speedway Motorsports
      6.750%, 06/01/13                                     100                96
   Tunica-Biloxi Gaming Authority (A)
      9.000%, 11/15/15                                     125               110
   Vail Resorts
      6.750%, 02/15/14                                     100                97
   Waterford Gaming (A)
      8.625%, 09/15/14                                      81                54
   Wynn Las Vegas Capital
      6.625%, 12/01/14                                     175               151
                                                                 ---------------
   TOTAL ENTERTAINMENT & GAMING                                            2,884
                                                                 ===============
   FINANCIAL SERVICES [1.7%]
   Ford Motor Credit
      7.375%, 10/28/09                                     100                99
      7.375%, 02/01/11                                     100                90
   GMAC
      6.750%, 12/01/14                                     425               327
                                                                 ---------------
   TOTAL FINANCIAL SERVICES                                                  516
                                                                 ===============
   FOOD, BEVERAGE & TOBACCO [2.8%]
   Beverages & More (A)
      9.250%, 03/01/12                                     100                76
   Constellation Brands
      8.375%, 12/15/14                                     150               150
   Del Monte
      8.625%, 12/15/12                                      50                51
   Land O' Lakes
      8.750%, 11/15/11                                     100               100
   Leiner Health Products (C)
      11.000%, 06/01/12                                    100                --
   Le-Nature's (A)(C)
      9.000%, 06/15/13                                     150                 8
   National Beef Packing
      10.500%, 08/01/11                                    100                98
   Smithfield Foods
      10.000%, 07/15/14 (A)                                243               240


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

High Yield Bond Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Smithfield Foods (continued)
      7.000%, 08/01/11                         $           150   $           143
                                                                 ---------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            866
                                                                 ===============
   GAS/NATURAL GAS [1.3%]
   El Paso
      7.000%, 05/15/11                                     275               270
      7.000%, 06/15/17                                     150               136
                                                                 ---------------
   TOTAL GAS/NATURAL GAS                                                     406
                                                                 ===============
   HOTELS AND MOTELS [0.4%]
   Wyndham Worldwide
      6.000%, 12/01/16                                     150               117
                                                                 ===============
   INSURANCE [2.1%]
   Torchmark
      9.250%, 06/15/19                                     550               562
   USI Holdings (A)(B)
      4.758%, 11/15/14                                     125                81
                                                                 ---------------
   TOTAL INSURANCE                                                           643
                                                                 ===============
   INVESTMENT BANKER/BROKER DEALER [0.9%]
   Janus Capital Group
      6.500%, 06/15/12                                     300               277
                                                                 ===============
   MACHINERY [1.5%]
   Baldor Electric
      8.625%, 02/15/17                                     125               116
   Case New Holland
      7.125%, 03/01/14                                     100                91
   Terex
      8.000%, 11/15/17                                      75                58
      7.375%, 01/15/14                                     100                91
   Trimas
      9.875%, 06/15/12                                     115                99
                                                                 ---------------
   TOTAL MACHINERY                                                           455
                                                                 ===============
   MEDICAL PRODUCTS & SERVICES [2.8%]
   Bausch & Lomb
      9.875%, 11/01/15                                     250               239
   Bio-Rad Laboratories
      7.500%, 08/15/13                                     100                98
   Community Health Systems
      8.875%, 07/15/15                                     150               147
   DJO Finance
      10.875%, 11/15/14                                     25                22
   HCA
      9.250%, 11/15/16                                      50                49
      5.750%, 03/15/14                                     100                80
   Omnicare
      6.750%, 12/15/13                                     150               135
   Vanguard Health Holding II
      9.000%, 10/01/14                                     100                96
                                                                 ---------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                         866
                                                                 ===============

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   MEDICAL-HMO [0.6%]
   Health Net
      6.375%, 06/01/17                         $           250   $           189
                                                                 ===============
   MEDICAL-OUTPTNT/HOME MED [0.6%]
   Select Medical
      7.625%, 02/01/15                                     250               203
                                                                 ===============
   METALS & MINING [1.1%]
   Freeport-McMoRan Copper & Gold
      8.250%, 04/01/15                                     150               151
   Noranda Aluminium Acquisition (B)
      5.413%, 05/15/15                                     156                86
   Novelis
      7.250%, 02/15/15                                     150               114
                                                                 ---------------
   TOTAL METALS & MINING                                                     351
                                                                 ===============
   MISCELLANEOUS BUSINESS SERVICES [1.7%]
   Affinion Group
      11.500%, 10/15/15                                    100                86
   Carriage Services
      7.875%, 01/15/15                                     200               150
   Compagnie Generale de Geophysique
      7.500%, 05/15/15                                     100                92
   Lamar Media
      6.625%, 08/15/15                                     100                84
   MCBC Holdings (A)(C)
      8.051%, 10/15/14                                      50                 9
   Stewart Enterprises
      6.250%, 02/15/13                                     100                93
                                                                 ---------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                     514
                                                                 ===============
   MISCELLANEOUS MANUFACTURING [2.7%]
   AGY Holding
      11.000%, 11/15/14                                    100                79
   Altra Industrial Motion
      9.000%, 12/01/11                                     100                96
   Buffalo Thunder Development
      Authority (A)
      9.375%, 12/15/14                                      75                10
   Coleman Cable
      9.875%, 10/01/12                                     100                81
   Dresser-Rand Group
      7.375%, 11/01/14                                     133               129
   Fresenius US Finance II (A)
      9.000%, 07/15/15                                     125               130
   General Cable
      7.125%, 04/01/17                                     100                91
   Koppers Holdings (D)
      15.040%, 11/15/14                                    250               224
                                                                 ---------------
   TOTAL MISCELLANEOUS MANUFACTURING                                         840
                                                                 ===============
   PAPER & RELATED PRODUCTS [2.0%]
   Appleton Papers, Ser B
      9.750%, 06/15/14                                     100                34
   Catalyst Paper
      7.375%, 03/01/14                                     250               106


                           CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

High Yield Bond Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Domtar
      7.125%, 08/15/15                         $           150   $           125
   Georgia-Pacific
      7.700%, 06/15/15                                     100                94
   Norampac Industries
      6.750%, 06/01/13                                     100                85
   Smurfit Kappa Funding
      7.750%, 04/01/15                                     150               116
   Verso Paper Holdings
      9.125%, 08/01/14                                     100                47
                                                                 ---------------
   TOTAL PAPER & RELATED PRODUCTS                                            607
                                                                 ===============
   PETROLEUM & FUEL PRODUCTS [12.8%]
   Atlas Pipeline Partners
      8.125%, 12/15/15                                     200               143
   Bill Barrett
      9.875%, 07/15/16                                     250               238
   Chesapeake Energy
      6.875%, 01/15/16                                     100                88
      6.250%, 01/15/18                                     100                83
   Cimarex Energy
      7.125%, 05/01/17                                     100                88
   Clayton Williams Energy
      7.750%, 08/01/13                                     150               109
   Comstock Resources
      6.875%, 03/01/12                                     150               144
   Copano Energy
      7.750%, 06/01/18                                     100                90
   Dynegy Holdings
      7.750%, 06/01/19                                     100                78
      6.875%, 04/01/11                                     100                96
   EXCO Resources
      7.250%, 01/15/11                                     250               243
   Forest Oil
      8.000%, 12/15/11                                     100               100
   Frontier Oil
      6.625%, 10/01/11                                     150               146
   Helix Energy Solutions Group (A)
      9.500%, 01/15/16                                     100                91
   Linn Energy
      9.875%, 07/01/18                                     100                89
   MarkWest Energy Partners, Ser B
      8.500%, 07/15/16                                     150               129
   Newfield Exploration
      6.625%, 09/01/14                                     150               138
   Pacific Energy Partners
      7.125%, 06/15/14                                     100               102
   Parker Drilling
      9.625%, 10/01/13                                     150               139
   Petroplus Finance (A)
      7.000%, 05/01/17                                     150               125
   Pioneer Natural Resources
      5.875%, 07/15/16                                     100                86
   Plains Exploration & Production
      7.750%, 06/15/15                                     150               140
      7.625%, 06/01/18                                     100                90
   Pride International
      7.375%, 07/15/14                                     100                99
   Regency Energy Partners
      8.375%, 12/15/13                                      65                63

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Southern Star Central
      6.750%, 03/01/16                         $           100   $            89
   Southwestern Energy (A)
      7.500%, 02/01/18                                     100                96
   Swift Energy
      7.625%, 07/15/11                                     100                94
   Tesoro
      6.625%, 11/01/15                                     100                90
   Western Refining (A)(B)
      10.750%, 06/15/14                                    250               228
   Whiting Petroleum
      7.000%, 02/01/14                                     300               278
   Williams
      7.625%, 07/15/19                                      50                49
   Williams Partners
      7.250%, 02/01/17                                     100                91
                                                                 ---------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         3,952
                                                                 ===============
   PRINTING & PUBLISHING [0.7%]
   MediMedia USA (A)
      11.375%, 11/15/14                                     50                30
   Sheridan Group
      10.250%, 08/15/11                                    150                90
   Warner Music Group
      7.375%, 04/15/14                                     100                85
                                                                 ---------------
   TOTAL PRINTING & PUBLISHING                                               205
                                                                 ===============
   RADIO [1.1%]
   Cleveland Unlimited (A)(B)
      11.500%, 12/15/10                                    250               248
   XM Satellite Radio Holdings (A)
      13.000%, 08/01/13                                    100                81
                                                                 ---------------
   TOTAL RADIO                                                               329
                                                                 ===============
   REAL ESTATE INVESTMENT TRUSTS [0.7%]
   Host Marriott, Ser O
      6.375%, 03/15/15                                     150               130
   Ventas Realty
      6.500%, 06/01/16                                     100                89
                                                                 ---------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                       219
                                                                 ===============
   RETAIL [6.0%]
   ACE Hardware (A) (F)
      9.125%, 06/01/16                                     100                98
   Autonation
      7.000%, 04/15/14                                     100                96
   Claire's Stores
      9.625%, 06/01/15                                     110                35
   Couche-Tard US
      7.500%, 12/15/13                                     100                97
   Duane Reade (B)
      5.129%, 12/15/10                                     250               232
   Ferrellgas Partners (A)
      6.750%, 05/01/14                                     100                87
   Group 1 Automotive
      8.250%, 08/15/13                                     100                84
   Inergy
      8.250%, 03/01/16                                     200               190


                           CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

High Yield Bond Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Landry's Restaurants (A)
      14.000%, 08/15/11                                 $  300   $           285
   Leslie's Poolmart
      7.750%, 02/01/13                                     175               167
   Penske Auto Group
      7.750%, 12/15/16                                     100                81
   Rare Restaurant Group (A)
      9.250%, 05/15/14                                     100                47
   Sbarro
      10.375%, 02/01/15                                     50                31
   Sonic Automotive
      8.625%, 08/15/13                                      70                49
   Suburban Propane Partners
      6.875%, 12/15/13                                     100                92
   True Temper Sports (C)
      8.375%, 09/15/11                                     150                 2
   Wendy's (A)
      10.000%, 07/15/16                                    200               191
                                                                 ---------------
   TOTAL RETAIL                                                            1,864
                                                                 ===============
   RUBBER & PLASTIC [0.6%]
   Cooper Tire & Rubber
      8.000%, 12/15/19                                     100                76
   Cooper-Standard Automotive
      8.375%, 12/15/14                                      50                 3
   Goodyear Tire & Rubber
      9.000%, 07/01/15                                      98                97
                                                                 ---------------
   TOTAL RUBBER & PLASTIC                                                    176
                                                                 ===============
   SEMI-CONDUCTORS [0.6%]
   Amkor Technology
      9.250%, 06/01/16                                     100                93
   Flextronics International
      6.250%, 11/15/14                                      54                50
   Sensata Technologies
      8.000%, 05/01/14                                     100                49
                                                                 ---------------
   TOTAL SEMI-CONDUCTORS                                                     192
                                                                 ===============
   STEEL & STEEL WORKS [1.6%]
   AK Steel
      7.750%, 06/15/12                                     150               146
   ArcelorMittal USA
      6.500%, 04/15/14                                     150               144
   Gerdau Ameristeel
      10.375%, 07/15/11                                    100               102
   Ryerson
      12.000%, 11/01/15                                     75                61
   Steel Dynamics
      7.375%, 11/01/12                                      50                47
                                                                 ---------------
   TOTAL STEEL & STEEL WORKS                                                 500
                                                                 ===============
   TELEPHONES & TELECOMMUNICATIONS [7.4%]
   Broadview Networks Holdings
      11.375%, 09/01/12                                    100                79
   Centennial Communications
      10.125%, 06/15/13                                    100               103
      8.125%, 02/01/14                                      50                51

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Cincinnati Bell
      8.375%, 01/15/14                         $           150   $           139
   Citizens Communications
      7.125%, 03/15/19                                     150               128
   Cricket Communications
      9.375%, 11/01/14                                     250               246
   Crown Castle International
      9.000%, 01/15/15                                      75                76
   Fairpoint Communications
      13.125%, 04/01/18                                    100                19
   MetroPCS Wireless
      9.250%, 11/01/14                                     350               348
   Nextel Communications
      6.875%, 10/31/13                                     200               165
   Qwest
      7.625%, 06/15/15                                     289               272
   Radio One
      8.875%, 07/01/11                                     100                42
   Rogers Wireless
      7.250%, 12/15/12                                      50                54
   Sprint Capital
      8.375%, 03/15/12                                     150               149
   Telcordia Technologies (A)(B)
      4.881%, 07/15/12                                     150               116
   Time Warner Telecom Holdings
      9.250%, 02/15/14                                     100                99
   Virgin Media Finance
      9.125%, 08/15/16                                     150               144
   West
      11.000%, 10/15/16                                     50                42
                                                                 ---------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   2,272
                                                                 ===============
   TRANSPORTATION SERVICES [2.1%]
   Kansas City Southern Railway
      8.000%, 06/01/15                                     100                93
   Navios Maritime Holdings
      9.500%, 12/15/14                                     100                82
   Pegasus Solutions (A)
      10.500%, 04/15/15                                    100                34
   Royal Caribbean Cruises
      6.875%, 12/01/13                                     100                83
   Ship Finance International
      8.500%, 12/15/13                                     200               168
   Stena
      7.000%, 12/01/16                                     150               119
   Swift Transportation (A)(B)
      8.633%, 05/15/15                                     200                66
                                                                 ---------------
   TOTAL TRANSPORTATION SERVICES                                             645
                                                                 ===============
   WASTE DISPOSAL [0.6%]
   Waste Services
      9.500%, 04/15/14                                     100                94
   WCA Waste
      9.250%, 06/15/14                                     100                91
                                                                 ---------------
   TOTAL WASTE DISPOSAL                                                      185
                                                                 ===============
      TOTAL CORPORATE BONDS
      (Cost $35,775)                                                      30,126
                                                                 ===============


                           CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

High Yield Bond Fund

                                                 Face Amount
Description                                     (000)/Shares       Value (000)
-----------                                    ---------------   ---------------
CONVERTIBLE BOND [0.3%]
   PETROLEUM & FUEL PRODUCTS [0.3%]
   Bill Barrett CV to 15.0761
      5.000%, 03/15/28                         $           100   $            91
                                                                 ===============
      TOTAL CONVERTIBLE BOND
      (Cost $89)                                                              91
                                                                 ===============
COMMON STOCK [0.1%]
   BROADCASTING & CABLE [0.0%]
   Olympus (E) (F) *                                     8,500                 9
                                                                 ===============
   BUILDING & CONSTRUCTION SUPPLIES [0.0%]
   Dayton Superior *                                       149                --
                                                                 ===============
   MEDIA [0.1%]
   Time Warner Cable, Cl A                                 655                21
                                                                 ===============
   PAPER & FOREST PRODUCTS [0.0%]
   Tembec *                                              5,625                 2
                                                                 ===============
      TOTAL COMMON STOCK
      (Cost $221)                                                             32
                                                                 ===============
      TOTAL INVESTMENTS [98.0%]
      (Cost $36,085) +                                           $        30,249
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $30,857 ($ THOUSANDS).

+ AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $36,085 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $233 ($ THOUSANDS) AND $(6,069) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $4,506(000), REPRESENTING 14.6% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JUNE 30, 2009.

(C) IN DEFAULT ON INTEREST PAYMENTS. RATE SHOWN REPRESENTS THE LAST COUPON RATE PRIOR TO DEFAULT.

(D) STEP BOND -- THE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2009. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(E)  SECURITY IS FAIR VALUED.

(F)  SECURITY IS CONSIDERED ILLIQUID.

CL  -- CLASS
CV  -- CONVERTIBLE
MTN -- MEDIUM TERM NOTE
SER -- SERIES

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE (000):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   CORPORATE BONDS                  $--     $29,960     $166    $30,126
   CONVERTIBLE BOND                  --          91       --         91
   COMMON STOCK                      23          --        9         32
                                    ---     -------     ----    -------
TOTAL INVESTMENTS IN SECURITIES     $23     $30,051     $175    $30,249
                                    ===     =======     ====    =======

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                   Beginning      Change in                      Ending
                 Balance as of   unrealized    Net realized   Balance as of
                    10/1/08     appreciation       gain          3/31/09
                 -------------  ------------   ------------   -------------
Investments
  in Securities     $154           $13             $8            $175




FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 7

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Prime Money Market Fund

                                                    Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
COMMERCIAL PAPER (A) [54.5%]
   BANKS [23.3%]
   Abbey National North America
      0.541%, 09/24/09                         $        25,000   $        24,968
   Allied Irish Banks North America (B)
      0.570%, 07/06/09                                  25,000            24,998
   ANZ National Int'l (B)
      0.782%, 08/10/09                                  25,000            24,978
   Banco Santander Puerto Rico
      0.550%, 07/14/09                                  25,000            24,995
   Bank of Ireland (B)
      0.450%, 07/09/09                                  25,000            24,998
   Bank of Nova Scotia
      0.270%, 08/20/09                                  25,000            24,991
   BNZ International Funding (B)
      1.257%, 09/17/09                                  25,000            24,932
   Commerzbank US Finance
      1.144%, 08/24/09                                  25,000            24,957
   Danske (B)
      0.380%, 09/08/09                                  25,000            24,982
   DnB Bank (B)
      0.621%, 07/21/09                                  25,000            24,992
   Erste Finance (B)
      0.430%, 07/22/09                                  25,000            24,994
   KBC Financial Products International (B)
      0.550%, 07/16/09                                  25,000            24,994
   National Australia Funding Delaware (B)
      0.561%, 07/09/09                                  25,000            24,997
   Societe Generale North America
      0.451%, 10/02/09                                  25,000            24,971
   Standard Chartered Bank (B)
      0.965%, 12/14/09                                  25,000            24,889
   Wells Fargo
      0.050%, 07/01/09                                  25,000            25,000
                                                                 ---------------
   TOTAL BANKS                                                           399,636
                                                                 ===============
   CHEMICALS [1.4%]
   EI Du Pont de Nemours (B)
      0.220%, 07/29/09                                  25,000            24,996
                                                                 ===============
   CONSUMER PRODUCTS & SERVICES [1.5%]
   Procter & Gamble International Funding
      SCA (B)
      0.160%, 07/02/09                                  25,000            25,000
                                                                 ===============
   DRUGS [1.2%]
   Abbott Laboratories (B)
      0.180%, 07/21/09                                  20,185            20,183
                                                                 ===============
   FINANCE AUTO LOANS [1.5%]
   Toyota Financial Services de Puerto Rico
      0.280%, 07/01/09                                  25,000            25,000
                                                                 ===============
   FINANCIAL SERVICES [11.7%]
   ASB Finance (B)
      1.198%, 09/22/09                                  25,000            24,931
   Dexia Delaware
      0.490%, 07/08/09                                  25,000            24,998

                                                    Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   General Electric Capital
      0.531%, 07/15/09                         $        25,000   $        24,995
   HSBC Finance
      0.932%, 08/13/09                                  25,000            24,972
   Nordea North America
      0.240%, 07/29/09                                  25,000            24,995
   Rabobank USA Financial
      0.280%, 09/01/09                                  25,000            24,988
   Siemens Capital (B)
      0.210%, 08/13/09                                  25,000            24,994
   Westpac Securities (B)
      0.400%, 09/14/09                                  25,000            24,979
                                                                 ---------------
   TOTAL FINANCIAL SERVICES                                              199,852
                                                                 ===============
   FOOD, BEVERAGE & TOBACCO [2.3%]
   Campbell Soup (B)
      0.240%, 08/13/09                                  13,735            13,731
   Nestle Capital (B)
      0.220%, 07/13/09                                  25,000            24,998
                                                                 ---------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         38,729
                                                                 ===============
   PETROLEUM & FUEL PRODUCTS [2.9%]
   Chevron Funding
      0.190%, 07/16/09                                  25,000            24,998
   ConocoPhillips (B)
      0.250%, 07/01/09                                  25,000            25,000
                                                                 ---------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        49,998
                                                                 ===============
   SECURITY BROKERS & DEALERS [5.8%]
   Citigroup Funding
      0.370%, 07/01/09                                  25,000            25,000
      0.220%, 07/31/09                                  25,000            24,995
   ING US Funding
      0.752%, 09/08/09                                  25,000            24,964
   JPMorgan Chase Funding
      0.250%, 07/02/09                                  25,000            25,000
                                                                 ---------------
   TOTAL SECURITY BROKERS & DEALERS                                       99,959
                                                                 ===============
   SOVEREIGN AGENCY [2.9%]
   Banque et Caisse d'Epargne de L'Etat
      0.451%, 08/20/09                                  25,000            24,984
   Caisse d'Amortissement de la Dette
   Sociale
      0.477%, 08/21/09                                  25,000            24,983
                                                                 ---------------
   TOTAL SOVEREIGN AGENCY                                                 49,967
                                                                 ===============
      TOTAL COMMERCIAL PAPER
      (Cost $933,320)                                                    933,320
                                                                 ===============
U.S. GOVERNMENT AGENCY OBLIGATIONS [5.6%]
   FHLB
      3.875%, 01/15/10                                  25,000            25,472
      0.500%, 06/15/10                                  10,000            10,000
   FHLB DN (C)
      0.421%, 10/14/09                                  25,000            24,969
      0.550%, 06/04/10                                  10,000            10,000


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Prime Money Market Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   FHLMC DN
      0.401%, 03/16/10                         $        25,000   $        24,928
                                                                 ===============
      TOTAL U.S. GOVERNMENT AGENCY
         OBLIGATIONS
      (Cost $95,369)                                                      95,369
                                                                 ===============
CORPORATE BONDS [2.0%]
   RETAIL [0.6%]
   Wal-Mart Stores
      6.875%, 08/10/09                                  10,000            10,072
                                                                 ===============
   SECURITY BROKERS & DEALERS [1.4%]
   Merrill Lynch, MTN (D)
      0.996%, 08/14/09                                  25,000            24,885
                                                                 ===============
      TOTAL CORPORATE BONDS
      (Cost $34,957)                                                      34,957
                                                                 ===============
CERTIFICATES OF DEPOSIT [12.8%]
   Banco Bilbao Vizcaya Argentaria
      0.605%, 12/16/09                                  25,000            25,001
   Bank of Montreal
      0.270%, 08/03/09                                  25,000            25,000
   Barclays Bank
      0.950%, 11/04/09                                  25,000            25,000
   BNP Paribas NY
      0.550%, 09/14/09                                  25,000            25,000
   Deutsche Bank
      0.650%, 08/12/09                                  25,000            25,000
   Lloyd TSB Bank
      0.270%, 07/06/09                                  25,000            25,000
   Natixis NY
      1.050%, 08/10/09                                  20,000            20,000
   Royal Bank of Scotland NY
      0.310%, 07/24/09                                  25,000            25,000
   Toronto Dominion Bank
      0.300%, 08/31/09                                  25,000            25,000
                                                                 ===============
      TOTAL CERTIFICATES OF DEPOSIT
      (Cost $220,001)                                                    220,001
                                                                 ===============
CASH EQUIVALENT [0.3%]
   Goldman Sachs Financial Square Funds --
      Government Fund, 0.200% *                          4,523             4,523
                                                                 ===============
      TOTAL CASH EQUIVALENT
      (Cost $4,523)                                                        4,523
                                                                 ===============
REPURCHASE AGREEMENTS (E) [24.8%]
   Banc of America 0.050%, dated 06/30/09,
      to be repurchased on 07/01/09,
      repurchase price $125,000,174
      (collateralized by Fannie Mae &
      Freddie Mac obligations ranging in
      par value $55,884,000-$67,360,000,
      0.000%-6.250%, 02/01/11-08/05/11;
      with total market value $127,500,551)            125,000           125,000

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Barclays 0.010%, dated 06/30/09, to be
      repurchased on 07/01/09, repurchase
      price $124,100,034 (collateralized
      by U.S. Treasury obligations ranging
      in par value $36,393,503-$96,036,735,
      0.000%-4.125%, 08/15/10-11/15/22; with
      total market value $126,582,000)         $       124,100   $       124,100
   Deutsche Bank 0.080%, dated 06/30/09,
      to be repurchased on 07/01/09,
      repurchase price $125,000,278
      (collateralized by Freddie Mac
      obligations ranging in par value
      $134,000-$35,380,000, 4.125%-5.920%,
      10/18/10-01/15/37; with total market
      value $127,500,194)                              125,000           125,000
   JPMorgan Chase 0.050%, dated 06/30/09,
      to be repurchased on 07/01/09,
      repurchase price $50,000,069
      (collateralized by Fannie Mae &
      FFCB obligations ranging in par
      value $1,280,000-$50,050,000,
      0.000%-0.000%, 04/19/17-05/28/24; with
      total market value $51,004,183)                   50,000            50,000
                                                                 ===============
      TOTAL REPURCHASE AGREEMENTS
      (Cost $424,100)                                                    424,100
                                                                 ===============
      TOTAL INVESTMENTS [100.0%]
      (Cost $1,712,270) +                                        $     1,712,270
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,712,754 ($ THOUSANDS).

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

(A)  THE RATE REFLECTED IS THE RATE IN EFFECT ON JUNE 30, 2009.

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $458,566(000), REPRESENTING 26.8% OF THE NET ASSETS OF THE FUND.

(C) ZERO COUPON SECURITY - THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(D) FLOATING RATE SECURITY - THE RATE REPORTED IS THE RATE IN EFFECT ON JUNE 30, 2009.

(E)  TRI-PARTY REPURCHASE AGREEMENT

DN    -- DISCOUNT NOTE
FFCB  -- FEDERAL FARM CREDIT BANK
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
MTN   -- MEDIUM TERM NOTE


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Prime Money Market Fund

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE (000):

                                  LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
                                  -------   ----------   -------   ----------
INVESTMENTS IN SECURITIES
   COMMERCIAL PAPER                $   --   $  933,320     $--     $  933,320
   U.S. GOVERNMENT AGENCY
      OBLIGATIONS                      --       95,369      --         95,369
   CORPORATE BONDS                     --       34,957      --         34,957
   CERTIFICATES OF DEPOSIT             --      220,001      --        220,001
   CASH EQUIVALENT                  4,523           --      --          4,523
   REPURCHASE AGREEMENTS               --      424,100      --        424,100
                                   ------   ----------     ---     ----------
TOTAL INVESTMENTS IN SECURITIES    $4,523   $1,707,747     $--     $1,712,270
                                   ======   ==========     ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Government Money Market Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [62.3%]
   FARMER MAC DN (B)
      0.180%, 07/16/09                         $        25,000   $        24,998
      0.160%, 07/27/09                                  35,600            35,596
   FFCB
      4.125%, 07/17/09                                  50,000            50,088
      0.590%, 06/15/10                                  25,000            25,000
   FHLB
      0.468%, 09/11/09 (A)                              25,000            25,048
      5.250%, 09/11/09                                  25,000            25,226
      3.000%, 09/25/09                                  37,710            37,710
      0.450%, 11/24/09                                  25,000            25,004
      0.228%, 12/28/09 (A)                              25,000            24,998
      3.100%, 02/04/10                                  25,000            25,404
      0.875%, 04/15/10                                  25,000            25,000
      0.500%, 05/05/10                                  25,000            25,000
      0.500%, 05/26/10                                  25,000            24,980
      0.560%, 06/22/10                                  25,000            24,997
      0.600%, 07/26/10                                  10,950            10,950
   FHLB DN (B)
      0.600%, 07/01/09                                 100,000           100,000
      0.104%, 07/02/09                                 125,000           125,000
      0.177%, 07/10/09                                  75,000            74,997
      0.150%, 07/13/09                                  50,000            49,998
      0.090%, 07/15/09                                 100,000            99,997
      0.170%, 07/17/09                                  44,000            43,997
      0.191%, 07/29/09                                  62,050            62,041
      0.340%, 08/03/09                                  50,000            49,984
      0.200%, 08/04/09                                  50,000            49,991
      0.196%, 08/07/09                                  78,565            78,549
      0.190%, 08/14/09                                  25,000            24,994
      0.210%, 08/17/09                                  25,000            24,993
      0.180%, 08/21/09                                  39,414            39,404
      0.180%, 08/25/09                                  50,000            49,986
      0.200%, 09/11/09                                  25,000            24,990
      0.220%, 09/16/09                                  33,500            33,484
      0.421%, 10/14/09                                  50,000            49,939
      0.320%, 10/19/09                                  25,000            24,976
      0.321%, 10/23/09                                  50,000            49,949
      0.300%, 10/28/09                                  25,000            24,975
      1.010%, 02/23/10                                  25,000            24,835
      0.550%, 06/04/10                                  20,000            20,000
   FHLMC
      3.125%, 02/04/10                                  25,000            25,302
   FHLMC DN (B)
      0.130%, 08/12/09                                  50,000            49,992
      0.482%, 01/04/10                                  25,000            24,938
      0.502%, 01/06/10                                  25,000            24,934
   FNMA (A)
      0.912%, 07/28/09                                  25,000            25,009
   FNMA DN (B)
      0.140%, 07/06/09                                  50,000            49,999
      0.260%, 08/24/09                                  49,850            49,831
                                                                 ===============
      TOTAL U.S. GOVERNMENT AGENCY
         OBLIGATIONS
      (Cost $1,787,083)                                                1,787,083

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
U.S. TREASURY OBLIGATION [1.8%]
   U.S. Treasury Note
      4.625%, 11/15/09                         $        50,000   $        50,794
                                                                 ===============
      TOTAL U.S. TREASURY OBLIGATION
      (Cost $50,794)                                                      50,794
                                                                 ===============
REPURCHASE AGREEMENTS (C) [35.8%]
   Bank of America 0.050%, dated 06/30/09,
      repurchased on 07/01/09, repurchase
      price $275,000,382 (collateralized by
      Fannie Mae & Freddie Mac obligations
      ranging in par value
      $63,000,000-$95,003,000,
      0.000%-5.500%, 12/28/09-08/20/12;
      with total market value $280,500,768)            275,000           275,000
   Barclays 0.010%, dated 06/30/09,
      repurchased on 07/01/09, repurchase
      price $101,800,028 (collateralized by
      U.S. Treasury obligations ranging in
      par value $28,721,265- $52,176,500,
      0.000%-0.000%, 08/15/13-05/15/20; with
      total market value $103,836,001)                 101,800           101,800
   Deutsche Bank 0.080%, dated 06/30/09,
      repurchased on 07/01/09, repurchase
      price $225,000,500 (collateralized by
      FHLB, Fannie Mae & Freddie Mac
      obligations ranging in par value
      $25,080,000-$129,856,000, 2.750%-
      5.050%, 04/11/11-01/15/14 ; with total
      market value $229,504,989)                       225,000           225,000
   JPMorgan Chase 0.050%, dated 06/30/09,
      repurchased on 07/01/09, repurchase
      price $300,000,417 (collateralized by
      U.S. Government obligations ranging in
      par value $51,000-$49,575,000,
      0.000%-6.750%, 12/23/13-04/16/37; with
      total market value $306,000,642)                 300,000           300,000
   UBS Warburg 0.060%, dated 06/30/09,
      repurchased on 07/01/09, repurchase
      price $125,000,208 (collateralized by
      Fannie Mae & Freddie Mac obligations
      ranging in par value
      $295,000-$50,000,000, 0.000%-2.750%,
      08/10/09-06/24/13; with total market
      value $127,504,524)                              125,000           125,000
                                                                 ===============
      TOTAL REPURCHASE AGREEMENTS
      (Cost $1,026,800)                                                1,026,800
                                                                 ===============
      TOTAL INVESTMENTS [99.9%]
      (Cost $2,864,677) +                                        $     2,864,677
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $2,866,846 ($ THOUSANDS).

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

Government Money Market Fund

(A) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JUNE 30, 2009.

(B) ZERO COUPON SECURITY - THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C)  TRI-PARTY REPURCHASE AGREEMENT

DN    -- DISCOUNT NOTE
FFCB  -- FEDERAL FARM CREDIT BANK
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE (000):

                                        LEVEL 1     LEVEL 2    LEVEL 3     TOTAL
                                        -------   ----------   -------   ----------
INVESTMENTS IN SECURITIES
   U.S. GOVERNMENT AGENCY OBLIGATIONS     $--     $1,787,083     $--     $1,787,083
   U.S. TREASURY OBLIGATION                --         50,794      --         50,794
   REPURCHASE AGREEMENTS                   --      1,026,800      --      1,026,800
                                          ---     ----------     ---     ----------
TOTAL INVESTMENTS IN SECURITIES           $--     $2,864,677     $--     $2,864,677
                                          ===     ==========     ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                    Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
MUNICIPAL BONDS [98.1%]
   CALIFORNIA [90.6%]
   ABAG, Finance Authority for Non-Profit
      Corporations, Public Policy
      Institute, Ser A, RB (A)(B)(C)
      0.200%, 08/03/09                         $         2,870   $         2,870
   ABAG, Finance Authority for Non-Profit
      Corporations, Ser C, COP (A)(B)(C)
      0.170%, 08/03/09                                   7,420             7,420
   ABAG, Finance Authority for Non-Profit
      Corporations, Ser D, COP (A)(B)(C)
      0.170%, 08/03/09                                   5,970             5,970
   Bay Area Toll Authority, RB (B)(C)
      0.170%, 08/03/09                                  11,000            11,000
   Bay Area Toll Authority, RB (B)(C)
      0.130%, 04/01/25                                  14,245            14,245
   Bay Area Toll Authority, RB (B)(C)
      0.250%, 08/03/09                                   4,000             4,000
   Bay Area Toll Authority, Ser E-1,
      RB (B)(C)
      0.250%, 08/03/09                                   3,560             3,560
   California State, Daily Kindergarten
      University Project, Ser A-1,
      GO (A)(B)(C)
      0.300%, 08/03/09                                   3,640             3,640
   California State, Daily Kindergarten
      University Project, Ser A-3,
      GO (A)(B)(C)
      0.350%, 08/03/09                                   4,735             4,735
   California State, Daily Kindergarten
      University Project, Ser A-4,
      GO (A)(B)(C)
      0.220%, 05/01/34                                   1,250             1,250
   California State, Daily Kindergarten
      University Project, Ser B-1,
      GO (A)(B)(C)
      0.330%, 08/03/09                                   3,370             3,370
   California State, Daily Kindergarten
      University Project, Ser B-2,
      GO (A)(B)(C)
      0.180%, 08/03/09                                   4,975             4,975
   California State, Daily Kindergarten
      University Project, Ser B-3,
      GO (A)(B)(C)
      0.220%, 08/03/09                                  12,000            12,000
   California State, Department of Water
      Resource & Power, Ser B-2,
      RB (A)(B)(C)
      0.250%, 08/03/09                                  15,000            15,000
   California State, Department of Water
      Resource & Power, Ser B-4,
      RB (A)(B)(C)
      0.300%, 08/03/09                                   4,900             4,900
   California State, Department of Water
      Resource & Power, Ser C-15,
      RB (A)(B)(C)
      0.150%, 08/03/09                                   5,000             5,000
   California State, Department of Water
      Resource & Power, Ser C-7, RB,
      FSA (B)(C)
      0.700%, 08/03/09                                  11,425            11,425

                                                    Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   California State, Department of Water
      Resource & Power, Ser J-1,
      RB (A)(B)(C)
      0.130%, 05/01/18                         $        16,700   $        16,700
   California State, Department of Water
      Resource & Power, Sub-Ser F-2,
      RB (A)(B)(C)
      0.280%, 08/03/09                                  22,000            22,000
   California State, Department of Water
      Resource & Power, Sub-Ser G-3,
      RB, FSA (B)(C)
      0.700%, 08/03/09                                  10,000            10,000
   California State, Economic Development
      Financing Authority, KQED
      Incorporated Project, RB (A)(B)(C)
      0.170%, 08/03/09                                   1,140             1,140
   California State, Economic Recovery
      Authority, Ser C-1, GO (B)(C)
      1.000%, 08/03/09                                  17,170            17,170
   California State, Economic Recovery
      Authority, Ser C-11, GO (A)(B)(C)
      0.150%, 07/01/23                                  10,000            10,000
   California State, Economic Recovery
      Authority, Ser C-2, GO (B)(C)
      0.750%, 08/03/09                                   8,000             8,000
   California State, Economic Recovery
      Authority, Ser C-4, GO (B)(C)
      0.280%, 08/03/09                                  16,080            16,080
   California State, Economic Recovery
      Authority, Ser C-5, GO (B)(C)
      0.280%, 07/01/23                                   6,500             6,500
   California State, Educational Facilities
      Authority, Chapman University
      Project, RB (A)(B)(C)
      0.400%, 08/03/09                                   1,000             1,000
   California State, Educational Facilities
      Authority, Pitzer College Project,
      Ser B, RB (A)(B)(C)
      0.250%, 08/03/09                                   3,215             3,215
   California State, Educational Facilities
      Authority, Stanford University
      Project, Ser L-4, RB (B)(C)
      0.150%, 08/03/09                                     515               515
   California State, Educational Facilities
      Authority, University of San
      Francisco Project, RB (A)(B)(C)
      0.400%, 08/03/09                                   4,800             4,800
   California State, GO Pre-Refunded @ 101 (D)
      5.000%, 08/01/09                                   1,000             1,013
   California State, Infrastructure &
      Economic Authority, California
      Academy Project, Ser A,
      RB (A)(B)(C)
      0.150%, 08/03/09                                   9,900             9,900
   California State, Infrastructure &
      Economic Authority, J Paul Getty
      Trust Project, Ser A-2, RB (B)(C)
      0.500%, 10/01/09                                   4,000             4,000
   California State, Infrastructure &
      Economic Authority, J Paul Getty
      Trust Project, Ser B, RB (B)(C)
      0.130%, 08/03/09                                   7,820             7,820

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                    Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   California State, Infrastructure &
      Economic Authority, J Paul Getty
      Trust Project, Ser D, RB (B)(C)
      0.130%, 08/03/09                         $         3,700   $         3,700
   California State, Infrastructure &
      Economic Authority, Orange County
      Performing Project, Ser C,
      RB (A)(B)(C)
      0.400%, 08/03/09                                   6,000             6,000
   California State, Ser A-1, GO (A)(B)(C)
      0.800%, 08/03/09                                   8,350             8,350
   California State, Ser A-2, GO (A)(B)(C)
      0.350%, 08/03/09                                   6,050             6,050
   California State, Ser A-3, GO (A)(B)(C)
      0.370%, 08/03/09                                  16,500            16,500
   California State, Ser B, Sub-Ser B-6,
      GO (A)(B)(C)
      0.300%, 08/03/09                                  13,205            13,205
   California State, Ser B, Sub-Ser B-7,
      GO (A)(B)(C)
      0.280%, 08/03/09                                  14,275            14,275
   California State, Ser B-1, GO (A)(B)(C)
      0.170%, 08/03/09                                   7,000             7,000
   California State, Ser B-4, GO (A)(B)(C)
      0.300%, 05/01/33                                   4,000             4,000
   California State, Ser C-2, GO (A)(B)(C)
      0.170%, 08/03/09                                   7,700             7,700
   California State, Sub-Ser B-3,
      GO (A)(B)(C)
      0.160%, 05/01/40                                   3,145             3,145
   California State, Sub-Ser B-4,
      GO (A)(B)(C)
      0.180%, 08/03/09                                   6,880             6,880
   California State, Weekly Kindergarten
      University Project, Ser A-7,
      GO (A)(B)(C)
      0.200%, 08/03/09                                   3,195             3,195
   California State, Weekly Kindergarten
      University Project, Ser A-8,
      GO (A)(B)(C)
      0.250%, 08/03/09                                  25,600            25,600
   California State, Weekly Kindergarten
      University Project, Ser B-5,
      GO (A)(B)(C)
      0.130%, 08/03/09                                  12,725            12,725
   California Statewide, Communities
      Development Authority, Masters
      College Project, RB (A)(B)(C)
      0.150%, 08/05/09                                   3,000             3,000
   California Statewide, Communities
      Development Authority, Park
      Century School Project,
      RB (A)(B)(C)
      0.250%, 08/03/09                                   4,000             4,000
   East Bay, Municipal Utilities District
      Water Authority, Sub-Ser A-1,
      RB (B)(C)
      0.600%, 06/01/38                                  10,000            10,000
   East Bay, Municipal Utilities District
      Water Authority, Sub-Ser A-2,
      RB (B)(C)
      0.750%, 12/01/09                                   4,395             4,395

                                                    Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   East Bay, Municipal Utilities District
      Water Authority, Sub-Ser A-3,
      RB (B)(C)
      0.750%, 12/01/09                         $        10,000   $        10,000
   Glendale, Police Building Project,
      COP (B)(C)
      0.250%, 08/03/09                                  18,300            18,300
   Irvine, Improvement Board, Act 1915
      Project, District #03-19, Ser A,
      SAB (A)(B)(C)
      0.250%, 08/01/09                                  16,040            16,040
   Irvine, Improvement Board, Act 1915
      Project, District #04-20, Ser A,
      SAB (A)(B)(C)
      0.250%, 08/01/09                                   8,560             8,560
   Irvine, Improvement Board, Act 1915
      Project, District #04-20, Ser B,
      RB (A)(B)(C)
      0.250%, 08/01/09                                  15,843            15,843
   Irvine, Improvement Board, Act 1915
      Project, District #05-21, Ser A,
      SAB (A)(B)(C)
      0.250%, 08/01/09                                  13,430            13,430
   Irvine, Improvement Board, Act 1915
      Project, District #07-22, Ser A,
      RB (A)(B)(C)
      0.250%, 08/01/09                                  19,950            19,950
   Irvine, Improvement Board, Act 1915
      Project, District #97-17,
      SAB (A)(B)(C)
      0.250%, 08/01/09                                   7,150             7,150
   Los Angeles County, Metropolitan
      Transportation Authority, Ser A1,
      RB (B)(C)
      0.250%, 08/03/09                                  26,850            26,850
   Los Angeles County, Metropolitan
      Transportation Authority, Ser A1,
      RB (B)(C)
      0.180%, 08/03/09                                   9,500             9,500
   Los Angeles County, Ser A, TRAN
      2.500%, 06/30/10                                   7,000             7,118
   Los Angeles, Department of Water &
      Power, Sub-Ser B-1, RB (B)(C)
      0.170%, 08/03/09                                   7,000             7,000
   Los Angeles, Department of Water &
      Power, Sub-Ser B-2, RB (B)(C)
      0.230%, 08/03/09                                  26,500            26,500
   Los Angeles, Department of Water &
      Power, Sub-Ser B-4, RB (B)(C)
      0.300%, 07/01/35                                   1,000             1,000
   Los Angeles County, School District,
      Ser A, TRAN
      2.500%, 06/30/10                                   7,000             7,114
   Los Angeles, Unified School District,
      Ser A, TRAN
      3.000%, 07/30/09                                  13,000            13,015
   Los Angeles, Unified School District,
      Ser B, COP (A)(B)(C)
      0.250%, 10/01/31                                   9,300             9,300
   Los Angeles, Unified School District,
      Ser D, GO, FGIC
      Pre-Refunded @ 100 (D)
      5.375%, 07/01/10                                   6,000             6,292

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Los Angeles, Wastewater Systems
      Authority, Sub-Ser C, RB (A)(B)(C)
      0.150%, 08/03/09                         $         2,500   $         2,500
   Los Angeles, Wastewater Systems
      Authority, Sub-Ser F-2,
      RB (A)(B)(C)
      0.250%, 08/03/09                                   7,000             7,000
   Los Angeles, Water & Power Resource
      Authority, Sub-Ser B-1, RB (B)(C)
      0.300%, 08/03/09                                   4,000             4,000
   Los Angeles, Water & Power Resource
      Authority, Sub-Ser B-2, RB (B)(C)
      0.200%, 08/03/09                                  12,600            12,600
   Los Angeles, Water & Power Resource
      Authority, Sub-Ser B-3, RB (B)(C)
      0.250%, 08/03/09                                  34,400            34,400
   Los Angeles, Water & Power Resource
      Authority, Sub-Ser B-6, RB (B)(C)
      0.130%, 08/03/09                                  10,000            10,000
   Oakland-Alameda County, Coliseum
      Project, Ser C-1, RB (A)(B)(C)
      0.300%, 08/03/09                                  15,000            15,000
   Orange County, Sanitation District
      Authority, Ser A, COP (B)(C)
      0.350%, 08/03/09                                  13,830            13,830
   Orange County, Sanitation District
      Authority, Ser A, TRAN
      2.000%, 06/30/10                                   7,000             7,111
   Orange County, Sanitation District
      Authority, Ser B, COP (B)(C)
      0.350%, 08/03/09                                  27,290            27,290
   Orange County, Water District
      Authority, Ser A, COP (B)(C)
      0.120%, 08/05/09                                   2,800             2,800
   Pasadena, Public Financing Authority,
      Rose Bowl Refinancing &
      Improvement Project, RB (A)(B)(C)
      0.160%, 12/01/23                                  16,525            16,525
   Riverside County, Public Facilities
      Authority, Ser C, COP (A)(B)(C)
      0.200%, 12/01/15                                  12,300            12,300
   Riverside, Water Authority, Ser A,
      RB (B)(C)
      0.250%, 08/03/09                                   8,305             8,305
   Sacramento County, Sanitation District
      Authority, Sub-Ser B, RB (B)(C)
      0.250%, 08/03/09                                   2,000             2,000
   Sacramento County, Sanitation District
      Authority, Sub-Ser E, RB (A)(B)(C)
      0.200%, 12/01/40                                   6,500             6,500
   San Diego County, Regional
      Transportation Commission, Ser B,
      RB (B)(C)
      0.250%, 08/03/09                                  13,350            13,350
   San Diego County, Regional
      Transportation Commission, Ser C,
      RB (B)(C)
      0.600%, 08/03/09                                   4,900             4,900
   San Diego County, School District,
      Ser A, TRAN
      2.000%, 06/30/10                                  11,000            11,178

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   San Francisco Bay, Area Transit
      Financing Authority, RB, FGIC
      Pre-Refunded @ 101 (D)
      5.500%, 07/01/09                         $         5,000   $         5,050
   San Jose, Redevelopment Agency,
      Merged Area Redevelopment
      Project, Ser A, RB (A)(B)(C)
      0.110%, 08/03/09                                   7,450             7,450
   Santa Barbara County, Ser A, TRAN
      2.500%, 06/30/10                                   5,715             5,838
   Santa Clara County, Financing
      Authority, Multiple Facilities
      Projects, Ser M, RB (A)(B)(C)
      0.170%, 07/15/09                                  17,105            17,105
   Santa Clara County, Financing
      Authority, VMC Facility
      Replacement Project, Ser B,
      RB (B)(C)
      0.160%, 08/01/09                                  13,475            13,475
   Santa Clara Valley, Transportation
      Authority, Ser C, RB (B)(C)
      0.170%, 08/03/09                                   8,000             8,000
   Santa Clara Valley, Transportation
      Authority, Ser D, RB (B)(C)
      0.120%, 08/03/09                                   6,000             6,000
   Santa Clara, Electric Authority, Sub-Ser
      A, RB (A)(B)(C)
      0.250%, 08/03/09                                   5,000             5,000
   Santa Clara, Electric Authority, Sub-Ser
      B, RB (A)(B)(C)
      0.550%, 08/03/09                                   5,000             5,000
   Santa Cruz County, TRAN
      3.000%, 07/06/09                                   5,000             5,001
   Santa Cruz County, TRAN
      2.000%, 07/08/10                                   5,000             5,075
   Southern California, Metropolitan Water
      District Authority, Ser 1, RB (B)(C)
      0.500%, 07/01/35                                   4,735             4,735
   Southern California, Metropolitan Water
      District Authority, Ser A, RB (B)(C)
      0.200%, 01/04/10                                   3,600             3,600
   Southern California, Metropolitan Water
      District Authority, Ser A-1,
      RB (B)(C)
      0.180%, 08/03/09                                     500               500
   Southern California, Metropolitan Water
      District Authority, Ser B-3,
      RB (B)(C)
      0.170%, 08/03/09                                   4,000             4,000
   Southern California, Metropolitan Water
      District Authority, Ser C-1,
      RB (B)(C)
      0.250%, 08/03/09                                   7,500             7,500
   Southern California, Metropolitan Water
      District Authority, Ser C-2,
      RB (B)(C)
      0.200%, 08/03/09                                  20,720            20,720
   Southern California, Metropolitan Water
      District Authority, Water Works
      Authorization Project, Ser B,
      RB (B)(C)
      0.250%, 08/03/09                                  10,135            10,135

Schedule of Investments
JUNE 30, 2009 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   Turlock, Irrigation District, Capital
      Improvement & Refunding Project,
      COP (A)(B)(C)
      0.150%, 08/01/09                         $         6,070   $         6,070
   Turlock, Irrigation District, First
      Priority Project, RB
      1.500%, 06/08/10                                  10,000            10,089
   Tustin, Improvement Board Act,
      Reassessment District No. 95-2-A,
      Ser A, SAB (A)(B)(C)
      0.250%, 08/01/09                                   9,250             9,250
   University of California, Regents
      Medical Center, Ser B-1, RB (B)(C)
      0.270%, 08/03/09                                   6,340             6,340
   University of California, Ser M, RB, FGIC
      Pre-Refunded @ 101 (D)
      5.125%, 09/01/09                                   7,850             7,975
   Ventura County, TRAN
      3.500%, 07/01/09                                  10,000            10,000
                                                                 ---------------
   TOTAL CALIFORNIA                                                    1,033,392
                                                                 ===============
   CONNECTICUT [2.3%]
   Connecticut State, Health & Educational
      Facility Authority, Yale University
      Project, Ser U2, RB (B)(C)
      0.170%, 08/05/09                                  10,000            10,000
   Connecticut State, Health & Educational
      Facility Authority, Yale University
      Project, Ser V-1, RB (B)(C)
      0.150%, 08/03/09                                  10,000            10,000
   Connecticut State, Health & Educational
      Facility Authority, Yale University
      Project, Ser X-2, RB (B)(C)
      0.170%, 08/03/09                                   6,000             6,000
                                                                 ---------------
   TOTAL CONNECTICUT                                                      26,000
                                                                 ===============
   MASSACHUSETTS [1.8%]
   Massachusetts State, Development
      Finance Agency, Harvard University
      Project, Ser HH, RB (B)(C)
      0.100%, 08/03/09                                   5,950             5,950
   Massachusetts State, Health &
      Educational Facilities Authority,
      Tufts University Project, Ser N-1,
      RB (B)(C)
      0.250%, 08/03/09                                  14,200            14,200
                                                                 ---------------
   TOTAL MASSACHUSETTS                                                    20,150
                                                                 ===============
   MICHIGAN [0.5%]
   University of Michigan, Ser B, RB (B)(C)
      0.170%, 04/01/28                                   5,900             5,900
                                                                 ===============
   TEXAS [2.5%]
   University of Texas, Ser A, RB (B)(C)
      0.170%, 08/03/09                                   4,695             4,695

                                                     Face
Description                                      Amount (000)      Value (000)
-----------                                    ---------------   ---------------
   University of Texas, Ser B, RB (B)(C)
      0.170%, 08/01/33                         $        23,600   $        23,600
                                                                 ---------------
   TOTAL TEXAS                                                            28,295
                                                                 ===============
   VIRGINIA [0.4%]
   University of Virginia, Ser A, RB (B)(C)
      0.170%, 08/03/09                                   4,965             4,965
                                                                 ===============
      TOTAL MUNICIPAL BONDS
      (Cost $1,118,702)                                                1,118,702
                                                                 ===============
COMMERCIAL PAPER [1.8%]
   Contra Costa, Water District Authority
      0.250%, 08/05/09                                   9,200             9,200
      0.300%, 08/05/09                                   3,500             3,500
   University of California
      0.250%, 08/05/09                                   5,600             5,600
      0.250%, 09/10/09                                   2,500             2,500
                                                                 ===============
      TOTAL COMMERCIAL PAPER
      (Cost $20,800)                                                      20,800
                                                                 ===============
      TOTAL INVESTMENTS [99.9%]
      (Cost $1,139,502) +                                        $     1,139,502
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,140,084 ($ THOUSANDS).

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

(A) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JUNE, 30, 2009.

(C)  PUT AND DEMAND FEATURE - THE DATE REPORTED IS THE NEXT RESET DATE

(D)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
COP  -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTEE INSURANCE COMPANY
FSA  -- FINANCIAL SECURITY ASSISTANCE
GO   -- GENERAL OBLIGATION
RB   -- REVENUE BOND
SAB  -- SPECIAL ASSESSMENT BOND
SER  -- SERIES
TRAN -- TAX & REVENUE ANTICIPATION NOTE

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE (000):

                                  LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
                                  -------   ----------   -------   ----------
INVESTMENTS IN SECURITIES
   MUNICIPAL BONDS                  $--     $1,118,702     $--     $1,118,702
   COMMERCIAL PAPER                  --         20,800      --         20,800
                                    ---     ----------     ---     ----------
TOTAL INVESTMENTS IN SECURITIES     $--     $1,139,502     $--     $1,139,502
                                    ===     ==========     ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            CNI Charter Funds


By (Signature and Title)                /s/ Richard A. Weiss
                                        ----------------------------------------
                                        Richard A. Weiss, President & CEO

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Richard A. Weiss
                                        ----------------------------------------
                                        Richard A. Weiss, President & CEO

Date: August 27, 2009


By (Signature and Title)                /s/ Eric Kleinschmidt
                                        ----------------------------------------
                                        Eric Kleinschmidt, Controller and COO

Date: August 27, 2009